As filed with the Securities and Exchange Commission on November 27, 1998
                        Securities Act File No. 333-7085
                    Investment Company Act File No. 811-7681

================================================================================

                                        SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C. 20549


                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    X
                                                                         ----

        Pre-Effective Amendment No.
        Post-Effective Amendment No.  5                                    X

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                             X
        Amendment No.   6                                                  X

                            First Choice Funds Trust
               (Exact Name of Registrant as Specified in Charter)

                               4400 Computer Drive
                        Westborough, Massachusetts 01581
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (617) 573-1224

Name and Address of Agent for Service:            Copies to:
Coleen Downs Dinneen, Esq.                    Steven R. Howard, Esq.
First Data Investor Services Group, Inc.      Paul, Weiss, Rifkind,
One Exchange Place                            Wharton & Garrison
Boston, Massachusetts  02109                  1285 Avenue of the Americas
                                              New York, NY 10019

                  Approximate Date of Proposed Public Offering:
 As soon as practicable after the effective date of the Registration Statement.

         It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b), or
          X   on  December 15, 1998 pursuant to paragraph (b)
               60 days after filing pursuant to paragraph (a)(1), or
               on               pursuant to paragraph (a)(1)
                75 days after filing pursuant to paragraph  (a)(2) on__________
               pursuant to paragraph (a)(2) of Rule 485

                                             FIRST CHOICE FUNDS TRUST

                                                     FORM N-1A

                                               CROSS REFERENCE SHEET
                                              Pursuant to Rule 495(a)

                                            U.S. TREASURY RESERVE FUND
                                                 CASH RESERVE FUND


Part A.
Item No.                                                      Prospectus Caption

Item 1.  Cover Page..................................               Cover Page

Item 2.  Synopsis....................................              Fund Expenses

Item 3.  Condensed Financial Information.............       Financial Highlights

Item 4.  General Description of Registrant...........   Highlights; Investment
                                                        Policies and Practices
                                                        of the Funds;
                                                        Investment Restrictions;
                                                        Risks of Investing in
                                                        the Funds

Item 5.  Management of the Fund......................   Management of the Funds;
                                                        Exchange of Fund Shares;
                                                       Redemption of Fund Shares

Item 5A.  Management's Discussion of Fund Performance             Not Applicable

Item 6.  Capital Stock and Other Securities..........   Dividends, Distributions
                                                        and Federal Income Tax;
                                                        Other Information

Item 7.  Purchase of Securities Being Offered........  Fund Share Valuation;
                                                       Pricing and Purchase
                                                       of Fund Shares

Item 8.  Redemption or Repurchase....................  Redemption of Fund Shares

Item 9.  Pending Legal Proceedings...................            Not Applicable

                                             FIRST CHOICE FUNDS TRUST

                                                     FORM N-1A

                                               CROSS REFERENCE SHEET
                                              Pursuant to Rule 495(a)

                                                    EQUITY FUND

Part A.
Item No.                                                      Prospectus Caption

Item 1.  Cover Page..................................                Cover Page

Item 2.  Synopsis....................................              Fund Expenses



Item 3.  Condensed Financial Information.............       Financial Highlights



Item 4.  General Description of Registrant...........    Highlights; Investment
                                                         Objective and Policies;
                                                         Investment Practices;
                                                  Investment Restrictions;
                                                  Risks of Investing in the Fund

Item 5.  Management of the Fund...................... Management of the Fund;
                                                     Exchange of Fund Shares;
                                                      Redemption of Fund Shares

Item 5A.  Management's Discussion of Fund Performance             Not Applicable

Item 6.  Capital Stock and Other Securities..........   Dividends, Distributions
                                                        and Federal Income Tax;
                                                        Other Information

Item 7.  Purchase of Securities Being Offered........      Fund Share Valuation;
                                                        Pricing and Purchase of
                                                        Fund Shares

Item 8.  Redemption or Repurchase....................  Redemption of Fund Shares

Item 9.  Pending Legal Proceedings...................             Not Applicable

5



N-1A                                                     Statement of Additional
Item No.                                                     Information Caption

Item 10.  Cover Page.................................                Cover Page

Item 11.  Table of Contents..........................          Table of Contents

Item 12.  General Information and History............             Not Applicable

Item 13.  Investment Objectives and Policies........        Investment Policies;
                                                         Investment Restrictions

Item 14.  Management of the Fund.....................                 Management

Item 15.  Control Persons and Principal Holders of Securities       Management;
                                                               Other Information

Item 16.  Investment Advisory and Other Services.....            Management;
                                                            Other Information

Item 17.  Brokerage Allocation and Other Practices...Portfolio Transactions

Item 18.  Capital Stock and Other Securities.........        Other Information;
                                                            Capitalization;
                                                                 Voting Rights

Item 19.   Purchase, Redemption and Pricing of Securities
           Being Offered.............................       Determination of Net
                                                            Asset Value

Item 20.  Tax Status.................................                  Taxation

Item 21.  Underwriters...............................                Management

Item 22.  Calculation of Performance Data............    Performance Information

Item 23.  Financial Statements.......................       Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                      FIRST CHOICE U.S. TREASURY RESERVE FUND
                                          FIRST CHOICE CASH RESERVE FUND
                                                 each a series of

                                             FIRST CHOICE FUNDS TRUST

                                   c/o First Data Investor Services Group, Inc.
                                                4400 Computer Drive
                                                   P.O. Box 5176
                                            Westborough, MA 01581-5176

                                             www.firstchoicefunds.com

                                         General and Account Information:
                                                   1-888-FIRST16


                                      FIRST AMERICAN CAPITAL MANAGEMENT, INC.
                                                Investment Adviser

                                     FIRST DATA INVESTOR SERVICES GROUP, INC.
                                         Administrator and Transfer Agent

                                           FIRST DATA DISTRIBUTORS, INC.
                                                    Distributor

                                      FIRST CHOICE U.S. TREASURY RESERVE FUND
                                          FIRST CHOICE CASH RESERVE FUND

                                                    PROSPECTUS


             This Prospectus describes two money market funds ("U.S. Treasury Reserve Fund" and "Cash Reserve Fund") (each a "Fund," collectively, the "Funds"), both of which are managed by First American Capital Management, Inc. The Funds and their investment objectives are:

o The U.S. Treasury Reserve Fund seeks to provide investors with as high a level of current income as is consistent with liquidity, maximum safety of principal and the maintenance of a stable $1.00 net asset value per share by investing in U.S. Treasury securities.

o The Cash Reserve Fund seeks to provide investors with current income, liquidity and the maintenance of a stable $1.00 net asset value per share by investing in high quality, short-term obligations.

         The Funds' investment adviser is First American Capital Management, Inc., ("First American" or the "Adviser"), an affiliate of The First American Financial Corporation, a leading provider of real estate related financial and information services to real property buyers and mortgage lenders and trust services through its affiliate companies. See "Management of the Funds" in this Prospectus.

             The Funds offer, and this Prospectus relates to, three classes of shares - the Investment Class, Service Class and Institutional Class. The Investment Class shares are available through authorized financial services companies which provide to investors various administrative services including shareholder servicing, sub-accounting and sub-transfer agency services. The Service Class shares are available to customers who require shareholder servicing. The Institutional Class shares are available to institutional investors (i.e. banks, trust companies, insurance companies, corporations, high net worth investors and other institutional investors). The Investment Class shares impose shareholder servicing, administrative and Rule 12b-1 fees. The Service Class shares impose shareholder servicing and Rule 12b-1 fees. The Institutional Class shares are subject to a minimum investment of $50,000 and do not impose any shareholder servicing, administrative or Rule 12b-1 fees.

         The Funds are separate investment portfolios of First Choice Funds Trust (the "Trust"), a Delaware business trust and open-end investment management company. The Trust also offers an equity fund ("First Choice Equity Fund") under a separate Prospectus.

         An investment in shares of the Trust is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share. Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by The First American Financial Corporation or its affiliates, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency and may involve investment risk, including the possible loss of principal.

         This Prospectus sets forth concisely the information a prospective investor should know before investing in either of the Funds and should be read and retained for information about each Fund.

             A Statement of Additional Information dated December 15, 1998 (the "SAI"), containing additional and more detailed information about the Funds has been filed with the Securities and Exchange Commission ("SEC") and is available, along with other materials, on the SEC Internet web site (http://www.sec.gov). The SAI is incorporated by reference into this Prospectus. It is available without charge and can be obtained by writing or calling the Funds at the address or telephone number printed above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               The Date of this Prospectus is December 15, 1998.

                                                 TABLE OF CONTENTS

                                                                            Page

FUND EXPENSES.............................................................     3
FINANCIAL HIGHLIGHTS......................................................     5
HIGHLIGHTS................................................................     6
INVESTMENT POLICIES AND PRACTICES OF THE FUNDS............................     8
INVESTMENT RESTRICTIONS...................................................    11
RISKS OF INVESTING IN THE FUNDS...........................................    12
MANAGEMENT OF THE FUNDS...................................................    13
FUND SHARE VALUATION......................................................    15
PRICING AND PURCHASE OF FUND SHARES.......................................    16
MINIMUM PURCHASE REQUIREMENTS.............................................    17
INDIVIDUAL RETIREMENT ACCOUNTS............................................    17
EXCHANGE OF FUND SHARES...................................................    17
REDEMPTION OF FUND SHARES.................................................    18
DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAX...........................    20
OTHER INFORMATION.........................................................    21

                                                   FUND EXPENSES

 .........    The following  expense table lists the costs and expenses that an investor will incur either directly or indirectly as a shareholder of each Fund. The information provided is based upon expenses for the Institutional and Service Classes of the Funds and expected expenses for the Investment Class of the Funds for the fiscal year ended September 30, 1998. For the year ended September 30, 1998, First American Trust Company held 69% of the U.S. Treasury Fund and 99% of the Cash Reserve Fund.

                                                              U.S. Treasury  Reserve Fund               Cash Reserve Fund
                                                           Investment Institutional  Service   Investment  Institutional  Service
                                                            Class        Class       Class     Class       Class        Class
     Shareholder Transaction Expenses
         Maximum Sales Load Imposed on Purchases
         (as a percentage of offering price).............        None        None        None        None        None        None
         Maximum Sales Load Imposed on Reinvested Dividends
         (as a percentage of offering price).............        None        None        None        None        None        None
         Deferred Sales Load (as a percentage of redemption      None        None        None        None        None        None
         fee)
         Redemption Fees1................................        None        None        None        None        None        None
         Exchange Fees...................................        None        None        None        None        None        None
         Annual Fund Operating Expenses
         (as a percentage of average net assets)
         Management Fees (after waiver)2.................       0.05%       0.05%       0.05%        0.10%       0.10%       0.10%
         12b-1 Fees (after waiver).......................       0.25%        None       0.25%        0.25%       None        0.25%
         Other Expenses
              Shareholder Servicing Expenses ............       0.75%4       None       0.25%3      0.75%4       None        0.25%3
              Other Operating Expenses
              (after waiver and/or reimbursement)5 ......       0.40%       0.40%       0.40%        0.35%       0.35%       0.35%
                                                                -----       -----       -----        -----       -----       -----
         Total Fund Operating Expenses
         (after waiver and/or reimbursement)5............       1.45%       0.45%       0.95%        1.45%       0.45%       0.95%
                                                                =====       =====       =====        =====       =====       =====

1 Shareholders may be charged a wire redemption fee by their bank for receiving a wire payment on their behalf. Individual Retirement Accounts are subject to an establishment fee ($7.50), annual maintenance and custody fee ($15) and termination fee ($12).

2 Absent waivers, which may be discontinued at any time, Management Fees would have been 0.30% for each Fund.

3 The Service Class of the Funds imposes a fee of up to 0.25% for servicing, recordkeeping, sub-accounting, subtransfer agency, communication with shareholders, fiduciary services (excluding investment management) and asset allocation services.

4 The Investment  Class of the Funds imposes a fee of up to 0.75% for servicing, recordkeeping, sub-accounting, subtransfer agency, communication with shareholders, fiduciary services (excluding investment management) and asset allocation services.

5 Absent waivers and/or reimbursements, which may be discontinued at any time, Other Operating Expenses and Total Fund Operating Expenses would be as follows:

                                               U.S. Treasury Reserve Fund                  Cash Reserve Fund
                                           ------------------------------------     ---------------------------------

                                                 Other           Total Fund              Other         Total Fund
                                               Operating          Operating            Operating        Operating
                                                Expenses          Expenses             Expenses         Expenses

                    Investment Class             0.53%              1.83%                0.41%            1.71%
                    Institutional Class          0.53%              0.83%                0.41%            0.71%
                    Service Class                0.53%              1.33%                0.41%            1.21%


Example:*

         You would pay the following expenses on a $1,000 investment, assuming 5% gross annual return, reinvestment of all dividends and distributions, that the percentage amounts listed as "Total Fund Operating Expenses" remain the same each year and redemption at the end of each time period:


                            U.S. Treasury Reserve Fund                              Cash Reserve Fund
                 ------------------------------------  -------------    ----------------------------------------------
                                                  Investment     Institutional      Service     Investment  Institutional  Service
                                                     Class           Class           Class      Class       Class          Class

                                1 year........       $ 15             $ 5            $ 10        $ 15             $ 5       $ 10
                                 3 years......       $ 46             $14             $30        $ 46             $14       $30
                                 5 years......       $ 79             $25             $53        $ 79             $25       $53
                                 10 years.....       $174             $57            $117        $174             $57       $117



         The purpose of this table is to assist a shareholder in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. For a more detailed discussion of other matters, investors should refer to the appropriate sections of the Prospectus.

* This example should not be considered a representation of past or future expenses or return. The example assumes a 5% annual return, however actual Fund expenses and return will vary from year-to-year and may be higher or lower than those shown.

                                                   FINANCIAL HIGHLIGHTS

             The following financial information has been derived from the financial statements of the Trust. The Investment Class was seeded on April 20, 1998. As of September 30, 1998, no investment activity had occurred. The financial statements for the most recent fiscal period ended September 30, 1998 are incorporated by reference into the SAI and have been audited by PricewaterhouseCoopers whose report thereon is also incorporated by reference into the SAI. You may obtain the Annual Report, without charge, by calling the Trust at 1-888-FIRST16.





                                                U.S. Treasury Reserve Fund+                           Cash Reserve Fund+
                                            Year Ended              Year Ended               Year Ended            Period Ended
                                        September 30, 1998    September 30, 1997 (a)     September 30, 1998   September 30, 1997 (b)
                                        ------------------    ----------------------     ------------------     --------------------
                                       Service    InstitutionalService    Institutional Service  Institutional Service Institutional
                                        Class       Class       Class     Class         Class    Class         Class     Class
Net Asset Value, beginning of period  $           $           $              $         $          $        $             $
                                      ------      ----------  -------        --------  -------    -------  ---------     -
                                           1.000       1.000       1.000        1.000   1.000     1.000    1.000        1.000
                                           -----       -----       -----        -----   -----     -----    -----        -----

Income from Investment Operations:
   Net investment income                   0.048       0.049       0.049        0.050   0.051     0.052       0.037        0.038
   Net realized and unrealized
    gain (loss) on investments......    -----(c)    -----(c)    -----(c)     -----(c)   -----(c)  -----(c)    -----(c)   -----(c)
                                        --------  ----------   ---------    ---------   -------   -------    --------    ---------
     Total      from      Investment       0.048       0.049       0.049        0.050  0.051        0.052     0.037        0.038
Operations..........................

Less Distributions:
   Dividends   from  net  investment
income..............................     (0.048)     (0.049)     (0.049)      (0.050)   (0.051)    (0.052)     (0.037)    (0.038)
                                         -------     -------     -------      -------  -------      -------     -------    -------
Net Asset Value, end of period......  $           $           $             $          $              $         $             $
                                      =======     =========== =======       =========  =======        ========  =======       =
                                           1.000       1.000       1.000        1.000   1.000        1.000       1.000        1.000
                                           =====       =====       =====        =====   =====        =====       =====        =====

Total Return:.......................       4.88%       4.97%       5.04%        5.08%   5.19%        5.29%    3.78%(e)     3.82%(e)

Ratios/Supplemental Data:
Net Assets, end of period (000s)....    $11,196       $45,750      $73,581      $1,995  $487        $145,634  $57,947      $61

Ratios to average net assets:
   Net investment income*...........       4.87%       4.91%    4.93%(d)     4.93%(d)   5.15%        5.20%    5.23%(d)     5.23%(d)
   Operating expenses*..............       0.47%       0.43%    0.35%(d)     0.35%(d)   0.49%        0.44%    0.35%(d)     0.35%(d)
   Operating expenses excluding
     reimbursement, waiver and
     custody earnings credits.......       0.82%       0.78%    1.36%(d)     0.86%(d)   0.78%        0.73%    1.43%(d)     0.93%(d)
   Net investment income excluding
     reimbursements, waiver and
     custody earnings credits.......       4.52%       4.56%    3.92%(d)     4.42%(d)   4.86%        4.91%    4.15%(d)     4.65%(d)
                  .........

---------------------------
* During the period certain expenses were reduced for credits earned at Custodian bank. If such credits had not occurred, the ratios would have been as indicated. Impact of Custody earnings credits was less than 0.01% and $0.001 per share at September 30, 1998.
+ The Investment Class was seeded on April 20, 1998. As of September 30, 1998, no investment activity had occurred.
(a)      The Fund commenced operations on October 1, 1996.
(b)      The Fund commenced operations on January 13, 1997.
(c)      Amounts were less than $0.001 per share.
(d)       Annualized
(e)       Not annualized

26

g:\shared\clients\1stameri\peas\peano._\prospect\equity2.doc
                                                        HIGHLIGHTS

Investment Objectives and Policies of the Funds

             This Prospectus describes two money market funds, both of which are managed by First American. Each Fund has distinct investment objectives and policies.

         U.S. Treasury Reserve Fund. The investment objective of the U.S. Treasury Reserve Fund is to provide investors with as high a level of current income as is consistent with liquidity, maximum safety of principal, and the maintenance of a stable $1.00 net asset value per share by investing in U.S. Treasury securities. The Fund invests exclusively in direct short-term obligations of the United States Treasury, which are backed by the full faith and credit of the United States Government. The U.S. Treasury Reserve Fund may also purchase securities on a "when-issued" basis and purchase or sell them on a "forward commitment" basis.

         Cash Reserve Fund. The investment objective of the Cash Reserve Fund is to provide investors with current income, liquidity and the maintenance of a stable $1.00 net asset value per share by investing in high quality, U.S. dollar-denominated short-term obligations which are determined by the Adviser to present minimal credit risks.

         The Cash Reserve Fund will invest in obligations permitted to be purchased under Rule 2a-7 of the Investment Company Act of 1940 (the "1940 Act") including, but not limited to, (1) obligations of the U.S. Government or its agencies or instrumentalities; (2) commercial paper, loan participation interests, medium-term notes, and other promissory notes, including floating or variable rate obligations; and (3) the following domestic, Yankeedollar and Eurodollar obligations: certificates of deposit, time deposits, bankers' acceptances, commercial paper, bearer deposit notes and other promissory notes, including floating or variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. The Cash Reserve Fund will invest only in issuers or instruments that at the time of purchase (1) have received the highest short-term rating by at least two nationally recognized statistical rating organizations ("NRSROs"), such as "A-1" by Standard & Poor's Corporation ("S&P") and "P-1" by Moody's Investors Service, Inc. ("Moody's"); (2) are single rated and have received the highest short-term rating by a NRSRO; or (3) are unrated, but are determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Fund's Board of Trustees. The Cash Reserve Fund may also purchase securities on a "when-issued" basis and purchase or sell them on a "forward commitment" basis.

         The Cash Reserve Fund will concentrate its investments in obligations issued by the banking industry. Concentration in this context means the investment of more than 25% of the Fund's assets in such industry. However, for temporary, defensive purposes during periods when the Adviser believes that maintaining this concentration may be inconsistent with the best interest of shareholders, the Fund will not maintain this concentration.

         The Cash Reserve Fund may also invest in variable rate master demand obligations, which are unsecured demand notes that permit the indebtedness thereunder to vary, and provide for periodic adjustments in the interest rate. Because master demand obligations are direct lending arrangements between the Fund and the issuer, they are not normally traded. There is no secondary market for the notes; however, the period of time remaining until payment of principal and accrued interest can be recovered under a variable rate master demand obligation generally will not exceed seven days. To the extent this period is exceeded, the obligation in question would be considered illiquid. Issuers of variable rate master demand obligations must satisfy the same criteria as set forth for other promissory notes (e.g., commercial paper). The Fund will invest in variable rate master demand obligations only when such obligations are determined by the Adviser, pursuant to guidelines established by the Board of Trustees, to be of comparable quality to rated issuers or instruments eligible for investment by the Fund. In determining dollar-weighted average portfolio maturity, a variable rate master demand obligation will be deemed to have a maturity equal to the shorter of the period of time remaining until the next readjustment of the interest rate or the period of time remaining until the principal amount can be recovered from the issuer on demand.

Amortized Cost Method of Valuation for the Funds

         Portfolio investments of each Fund are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the 1940 Act. Obligations in which the Funds invest generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Funds may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of each Fund will not exceed 90 days. See the SAI for an explanation of the amortized cost valuation method.

Risks of Investing in the Funds

         The Funds attempt to maintain the net asset value of their shares at a constant $1.00 per share, although there can be no assurance that the Funds will always be able to do so. The Funds may not achieve as high a level of current income as other funds that do not limit their investments to the high quality securities in which the Funds invest.

         The Cash Reserve Fund's policy of concentrating in the banking industry increases the Fund's exposure to market conditions prevailing in that industry. See "Risks of Investing in the Funds" herein.

Management of the Funds

         First American acts as investment adviser to the Funds. For its services, First American receives a fee from each Fund based upon each Fund's average daily net assets. See "Management of the Funds" in this Prospectus.

         First Data Investor Services Group, Inc. ("Investor Services Group") acts as administrator and transfer agent to the Funds and is sometimes referred to herein as "Administrator" or "Transfer Agent." First Data Distributors, Inc. acts as distributor to the Funds and is sometimes referred to herein as "Distributor." For its services, the Administrator receives a fee from the Funds based on each Fund's average daily net assets. See "Management of the Funds" in this Prospectus. The Distributor distributes the Funds' shares and may be reimbursed for certain of its distribution-related expenses.

Guide to investing in the First Choice Family of Funds

         Purchase orders for the Funds received by 12:00 noon Eastern time for the U.S. Treasury Reserve Fund or 3:00 p.m. Eastern time for the Cash Reserve Fund, subject to the following limitations:

                                                                   Investment and               Institutional
                                                                    Service Class                   Class
o      Minimum Initial Investment.......................                $1,000                     $50,000

o      Minimum Initial Investment for IRAs..............                $250                    Not Applicable

o      Minimum Subsequent Investment...................                 $50                         $1,000

         The Funds' shares are purchased at net asset value.

         Shareholders may exchange shares between the First Choice Funds by telephone or mail. Exchanges may not be effected by facsimile.

                                                                   Investment and               Institutional
                                                                    Service Class                   Class
o      Minimum Initial Exchange.........................                $1,000                     $50,000

(no minimum for subsequent exchanges)

         Shareholders may redeem shares by telephone, mail or by writing a check. Shares may not be redeemed by facsimile.

o Redemption requests made by telephone may designate the proceeds to be wired to a previously designated bank account or mailed to the address of record.

o If a redemption request is received by 12:00 noon Eastern time for the U.S. Treasury Reserve Fund or 3:00 p.m. Eastern time for the Cash
         Reserve Fund, proceeds from the Funds will be transferred to a designated account on that day.

o Minimum check amount when using the check writing service is $500 for the Investment Class and Service Class and $5,000 for the Institutional Class.


o The Funds reserve the right to involuntarily redeem upon not less than 30 days notice all shares in an account which have an aggregate value less than the required minimum.

         (Redemption by telephone and check writing is not available for IRAs and trust relationships.)

         All distributions will be automatically paid in additional shares at net asset value of the applicable Fund unless cash payment is requested.

o        Distributions from the Funds are paid monthly.


                 INVESTMENT POLICIES AND PRACTICES OF THE FUNDS

         Each Fund is a separate investment portfolio, commonly known as a mutual fund. The Funds are portfolios of a business trust, First Choice Funds Trust, organized under the laws of Delaware as an open-end management investment company. The Trust's Board of Trustees oversees the overall management of the Funds and elects the officers of the Trust.

o The investment objective of the U.S. Treasury Reserve Fund is to provide investors with as high a level of current income as is consistent with liquidity, maximum safety of principal, and the maintenance of a stable $1.00 net asset value per share by investing in U.S. Treasury securities.

o The investment objective of the Cash Reserve Fund is to provide investors with current income, liquidity and the maintenance of a stable $1.00 net asset value per share by investing in high quality, short-term obligations.

         Each Fund follows its own investment objectives and policies, including certain investment restrictions. The SAI contains specific investment restrictions which govern the Funds' investments. The Funds' investment objectives are fundamental policies, which means that they may not be changed without a majority vote of shareholders of the affected Fund. Except for the objectives and those restrictions specifically identified as fundamental, all other investment policies and practices described in this Prospectus and in the SAI are not fundamental and may be changed solely through the approval of the Board of Trustees.

         The Adviser selects investments and makes investment decisions based on the investment objective and policies of each Fund. The following is a description of investment practices of the Funds and the securities in which they may invest:

         U.S. Treasury Obligations (Both Funds). Each Fund may invest, and the U.S. Treasury Reserve Fund invests exclusively, in U.S. Treasury obligations, whose principal and interest are backed by the full faith and credit of the United States Government. U.S. Treasury obligations consist of bills, notes and bonds, and separately traded interest and principal component parts of such obligations known as STRIPS, which generally differ in their interest rates and maturities. U.S. Treasury bills, which have original maturities of up to one year, notes, which have maturities ranging from two years to 10 years, and bonds, which have original maturities of 10 to 30 years, are direct obligations of the United States Government.

         U.S. Government Securities (Cash Reserve Fund Only). U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government securities include debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies and instrumentalities. Some types of U.S. Government securities are supported by the full faith and credit of the United States Government or U.S. Treasury guarantees, such as mortgage-backed certificates guaranteed by the Government National Mortgage Association ("GNMA"). Other types of U.S. Government securities, such as obligations of the Student Loan Marketing Association, provide recourse only to the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States Government, the investor must look to the agency issuing or guaranteeing the obligation for ultimate repayment.

              Commercial Paper (Cash Reserve Fund Only). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by both domestic and foreign bank holding companies, corporations and financial institutions and United States Government agencies and instrumentalities. All commercial paper purchased by the Fund is, at the time of investment (1) given the highest short-term rating by at least two NRSROs, such as "A-1" by S&P and "P-1" by Moody's; (2) single rated and given the highest short-term rating by a NRSRO; or (3) unrated, but determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Fund's Board of Trustees.

         Corporate  Debt  Securities  (Cash  Reserve  Fund  Only).  The Fund may
purchase corporate debt securities, subject to the rating and quality requirements specified above. The Fund may invest in both rated commercial paper and rated corporate debt obligations of foreign issuers that meet the same quality criteria applicable to investments by the Fund in commercial paper and corporate debt obligations of domestic issuers. These investments, therefore, are not expected to involve significant additional risks as compared to the risks of investing in comparable domestic securities. Generally, all foreign investments carry with them both opportunities and risks not applicable to investments in securities of domestic issuers, such as risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, changes in foreign governmental attitudes toward private investment (possibly leading to nationalization, increased taxation, or confiscation of foreign assets) and added difficulties inherent in obtaining and enforcing a judgment against a foreign issuer of securities should it default.

         Domestic and Foreign Bank Obligations (Cash Reserve Fund Only). These obligations include but are not restricted to certificates of deposit, commercial paper, Yankeedollar certificates of deposit, bankers' acceptances, Eurodollar certificates of deposit and time deposits, promissory notes and medium-term deposit notes. The Fund will not invest in any obligations of its affiliates, as defined under the 1940 Act.

         The Fund limits its investment in United States bank obligations to obligations of United States banks (including foreign branches). The Fund limits its investment in foreign bank obligations to United States dollar-denominated obligations of foreign banks (including United States branches of foreign banks) which, in the opinion of the Adviser, are of an investment quality comparable to obligations of United States banks which may be purchased by the Fund. There is no limitation on the amount of the Fund's assets which may be invested in obligations of foreign banks meeting the conditions set forth herein.

         Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Investments in fixed time deposits subject to withdrawal penalties maturing from two days through seven days may not exceed 10% of the value of the total assets of the Fund.

         Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations, that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks, or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not subject to examination by any United States Government agency or instrumentality.

         Investments in Eurodollar and Yankeedollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

         STRIPS and Zero Coupon Securities (Both Funds). Each Fund may invest in separately traded principal and interest components of securities backed by the full faith and credit of the United States Treasury. The principal and interest components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities. In accordance with Rule 2a-7, the Funds' investments in STRIPS are limited to those with maturity components not exceeding 13 months (397 days).

         Each Fund may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

         Variable Rate Demand Obligations (Cash Reserve Fund Only). Variable rate demand obligations have a maturity of 397 days or less, but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. Generally, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day maturity. The remarketing agent is typically a financial intermediary that has agreed to perform these services. Variable rate master demand obligations permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. Because the obligations are direct lending arrangements between the Fund and the borrower, they will not generally be traded, and there is no secondary market for them, although they are redeemable (and thus immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. The borrower also may prepay up to the full amount of the obligation without penalty. While master demand obligations, as such, are not typically rated by credit rating agencies, if not so rated, the Fund may, under its minimum rating standards, invest in them only if, in the opinion of the Adviser, they are of an investment quality comparable to other debt obligations in which the Fund may invest and are within the credit quality policies, guidelines and procedures established by the Fund's Board of Trustees. See the SAI for further details on variable rate demand obligations and variable rate master demand obligations.

         Other Mutual Funds (Cash Reserve Fund Only). The Fund may invest in shares of other open-end management investment companies, subject to the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Fund, provided that any such purchases will be limited to short-term investments in shares of unaffiliated investment companies, and will not, in the aggregate, exceed 10% of the Fund's net assets. The purchase of securities of other mutual funds results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs and investment advisory and administrative fees.

             "When-Issued" and "Forward Commitment" Transactions (Both Funds). Each Fund may purchase securities on a when-issued and delayed-delivery basis and may purchase or sell securities on a forward commitment basis. When-issued or delayed-delivery transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment transaction is an agreement by a Fund to purchase or sell securities at a specified future date. When a Fund engages in these transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When-issued and delayed-delivery transactions and forward commitment transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by a Fund until it receives payment or delivery from the other party to the transaction. A separate account containing only liquid assets equal to the value of purchase commitments will be maintained until payment is made. Such transactions have the effect of leverage on the Funds and may contribute to volatility of a Fund's net asset value. For further information, see the SAI.

         Loans of Portfolio Securities (Both Funds). To increase current income, each Fund may lend its portfolio securities in an amount up to 33% of each such Fund's total assets to brokers, dealers and financial institutions, provided certain conditions are met, including the condition that each loan is secured continuously by collateral maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned. These transactions involve a loan by the applicable Fund and are subject to the same risks as repurchase agreements. For further information, see the SAI.

         Repurchase Agreements (Cash Reserve Fund Only). The Fund may enter into repurchase agreements with any bank or broker-dealer which, in the opinion of the Board of Trustees, presents a minimal risk of bankruptcy. Under a repurchase agreement, the Fund acquires securities and obtains a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed-upon yield. The agreements will be fully collateralized and the value of the collateral, including accrued interest, marked-to-market daily. The agreements may be considered to be loans made by the purchaser, collateralized by the underlying securities. If the seller should default on its obligation to repurchase the securities, the Fund may experience a loss of income from the loaned securities and a decrease in the value of any collateral, problems in exercising its rights to the underlying securities and costs and time delays in connection with the disposition of such securities. The Fund may invest up to 100% of its net assets in repurchase agreements maturing in seven days or less; however, the Fund may not invest more than 10% of its net assets in repurchase agreements maturing in more than seven calendar days or in securities for which market quotations are not readily available. For more information about repurchase agreements, see "Investment Policies" in the SAI.

         Reverse Repurchase Agreements (Both Funds). Each Fund may also enter into reverse repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked-to-market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. The Funds pay interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.


                                                 INVESTMENT RESTRICTIONS
                                            (Both Funds, except as indicated)

         The Funds also operate under certain investment restrictions. Certain of the Funds' investment restrictions are set forth below. For a complete list of the Funds' investment restrictions, see the section in the Funds' SAI entitled "Investment Restrictions." The following investment restrictions are fundamental policies of the Funds, which can be changed only when permitted by law and approved by a majority of the Funds' outstanding voting securities. A "majority of the outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented in person or by proxy, or (ii) more than 50% of the outstanding shares. See "Other Information-Voting."

(1) No Fund may borrow money or pledge or mortgage its assets, except that a Fund may enter into reverse repurchase agreements or borrow from banks up to 10% of the current value of its net assets for temporary or emergency purposes and those borrowings may be secured by the pledge of not more than 15% of the current value of that Fund's total net assets (but investments may not be purchased by a Fund while any such borrowings exist);

(2) No Fund may make loans, except loans of portfolio securities and except that a Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in this Prospectus;

(3) No Fund will purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry (except for the Cash Reserve Fund, which will concentrate its investments in obligations issued by the banking industry), provided that this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities; and

(4) No Fund will purchase a security if, as a result, (1) more than 5% of its total assets would be invested in any one issuer other than the U.S. Government or its agencies and instrumentalities (except that the Cash Reserve Fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days), or
         (2) the Fund would own more than 10% of the outstanding voting securities of such issuer.

         As a matter of nonfundamental policy of the Funds, which can be changed by approval of a majority of the Board of Trustees, no Fund may invest more than 10% of the aggregate value of its net assets in investments which are illiquid or not readily marketable (including repurchase agreements having maturities of more than seven calendar days, time deposits having maturities of more than seven calendar days, and securities of foreign issuers that are not listed on a recognized domestic or foreign securities exchange).

             Fund diversification tests are measured at the time of initial purchases, and are calculated as specified in Rule 2a-7 of the 1940 Act which may allow the Fund to exceed limits specified in this Prospectus for certain securities subject to guarantees or demand features. The Fund will be deemed to satisfy the maturity requirements described in this Prospectus to the extent the Funds satisfy Rule 2a-7 maturity requirements.


         It is the intention of the Funds, unless otherwise indicated, that with respect to the Funds' policies that are the result of the application of law (for example, Rule 2a-7 of the 1940 Act) the Funds will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future or changes to such laws.

         If a percentage restriction on investment policies or the investment or use of assets set forth in this Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from changing asset values will not be considered a violation except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.


                                             RISKS OF INVESTING IN THE FUNDS

Certain Risk Considerations

         The Funds attempt to maintain a constant net asset value of $1.00 per share, although there can be no assurance that they will always be able to do so. The Funds may not achieve as high a level of current income as other funds that do not limit their investment to the high quality securities in which the Funds invest.

         The Cash Reserve Fund's policy of concentrating in the banking industry could increase the Fund's exposure to economic or regulatory developments relating to or affecting banks. Banks are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge. The financial condition of banks is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. In addition, general economic conditions may affect the financial condition of banks.

         There is, of course, no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products. In order to attempt to minimize that risk, the Adviser monitors developments in the economy, the securities markets, and with each particular issuer. Also, as noted earlier, each diversified Fund is managed within certain limitations that restrict the amount of the Fund's investment in any single issuer.


                                                 MANAGEMENT OF THE FUNDS

         The business and affairs of the Funds are managed under the direction of the Board of Trustees. Information about the Trustees, as well as the Trust's executive officers, may be found in the SAI under the heading "Management-Trustees and Officers."

The Adviser

         First American has agreed to provide investment advisory services to the Funds pursuant to an advisory agreement with the Trust (the "Advisory Agreement"). Subject to such policies as the Trust's Board of Trustees may determine, First American makes investment decisions for the Funds. For the advisory services it provides to the Funds, First American receives fees based on average daily net assets up to the following annualized rates:

         U.S. Treasury Reserve Fund, 0.30%;
         Cash Reserve Fund, 0.30%.

             For the fiscal year ended September 30, 1998, First American earned $225,778 from the U.S. Treasury Reserve Fund and $269,075 from the Cash Reserve Fund, of those amounts $188,149 and $207,365 were waived.

         First American has agreed voluntarily to waive or reimburse all or a portion of its advisory fee and/or to assume voluntarily certain expenses of the Funds to the extent necessary to maintain the total expense ratio of each Class of each Fund as set forth in the table of "Fund Expenses" herein. The Adviser may discontinue voluntarily waiving or reimbursing its fee and assuming expenses of the Fund at any time.

         First American is a wholly-owned subsidiary of The First American Financial Corporation. First American was established on December 1, 1995. The principal business address of First American is 567 San Nicolas Drive, Suite 101, Newport Beach, California 92660. Prior to becoming an adviser to the First Choice Funds Trust, the staff at First American managed assets for personal trusts, employee benefit plans and corporate accounts through the Investment Section of its affiliate company, First American Trust Company.

         Based upon the advice of counsel, First American believes that the performance of investment advisory services for the Funds will not violate the Glass-Steagall Act or other applicable banking laws or regulations. However, future statutory or regulatory changes, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, could prevent First American from continuing to perform such services for the Funds. If First American were prohibited from acting as investment adviser to the Funds, it is expected that the Board of Trustees would recommend to shareholders approval of a new investment advisory agreement with another qualified investment adviser selected by the Board, or that the Board would recommend other appropriate action.

Distributor

         First Data Distributors, Inc. has its principal office at 4400 Computer Drive, Westborough, MA 01581. The
Distributor will receive orders for, sell, and distribute shares of the Fund. The Distributor also serves as distributor of other mutual funds.

         The Distributor may from time to time pay a bonus or other incentive to dealers that employ registered representatives who sell a minimum dollar amount of shares of the Funds. Such bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or without the United States, or other bonuses, such as gift certificates or the cash equivalent of such bonuses.

         The Investment Class shares and the Service Class shares of the Funds each have adopted a Rule 12b-1 Distribution Plan and Agreement (the "Plan") pursuant to which the Investment Class shares and the Service Class shares of the Funds may reimburse the Distributor, or others, on a monthly basis for costs and expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Funds. These costs and expenses, which are subject to a maximum limit of 0.25% per annum of the average daily net assets of the Investment Class shares and the Service Class shares of the Funds, include: (i) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising; (ii) expenses of employees or agents of the Distributor, including salary, commissions, travel and related expenses; (iii) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including promotional incentives and fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or other institution receiving such fees; (iv) costs of printing prospectuses, statements of additional information and other materials to be given or sent to prospective investors; (v) such other similar services as the Trustees determine to be reasonably calculated to result in sales of shares of the Funds; (vi) costs of shareholder servicing incurred by broker-dealers, banks or other financial institutions; and (vii) other direct and indirect distribution-related expenses, including the provision of services with respect to maintaining the assets of the Funds. The Investment Class shares and the Service Class shares of each Fund will each pay its proportionate costs and expenses in connection with the preparation, printing and distribution of the Prospectus to current shareholders and the operation of its Plan, including related legal and accounting fees.
Neither Fund will be liable for distribution expenditures made by the Distributor in any given year in excess of the maximum amount payable under the Plan for that Fund year.

Administrative Services

         The Funds have entered into an Administrative Services Contract with Investor Services Group pursuant to which the Administrator provides certain management and administrative services necessary for the Funds' operations, including: (i) regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Funds; (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Funds' officers and Board of Trustees; and (iii) furnishing office space and certain facilities required for conducting the business of the Funds. For these services, the Administrator receives from each Fund a fee, payable monthly, at the annual rate of 0.15% of each Fund's average daily net assets. Investor Services Group receives a separate fee for providing fund accounting services to the Funds pursuant to the Administration Agreement.

         Pursuant to a Transfer Agency Agreement between the Trust and Investor Services Group, Investor Services Group serves as the Trust's transfer agent and dividend disbursing agent.

Service Organizations

         The Service Class may pay fees to Service Organizations (which vary depending upon the services provided) in amounts up to an annual rate of 0.25% of the daily net asset value of the Fund's shares owned by shareholders with whom the Service Organization has a servicing relationship. The Investment Class shares may pay fees in amounts up to an annual rate of 0.75% of the daily net asset value of the Fund's shares owned by shareholders with whom the Service Organization has a servicing relationship for servicing, recordkeeping, sub-accounting, sub-transfer agency, communicating with and education of shareholders, fiduciary services (excluding investment management) and asset allocation services.

         Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than a Fund's minimum initial or subsequent investments or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Funds. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult with them regarding any such fees or conditions.

         The Glass-Steagall Act and other applicable laws provide that, among other things, banks may not engage in the business of underwriting, selling or distributing securities. There is currently no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank Service Organization from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Funds and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

Other Expenses

         Each Fund bears all costs of its operations, other than expenses specifically assumed by Investor Services Group and First American. The costs borne by the Funds include legal and accounting expenses, Trustees' fees and expenses, insurance premiums, custodian and transfer agent fees and expenses, expenses incurred in acquiring or disposing of the Funds' portfolio securities, expenses of registering and qualifying the Funds' shares for sale with the SEC and with various state securities commissions, expenses of obtaining quotations on the Funds' portfolio securities and pricing of the Funds' shares, expenses of maintaining the Funds' legal existence and of shareholders' meetings, and expenses of preparing and distributing to existing shareholders reports, proxies and prospectuses. Each Fund bears its own expenses associated with its establishment as a series of the Trust; these expenses are amortized over a five-year period from the commencement of a Fund's operations. See "Management" in the SAI. Trust expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among all of the funds in the Trust in relation to the net assets of each Fund, or on another reasonable basis.

Year 2000 Compliance

              The Funds' operations depend on the seamless functioning of computer systems in the financial services industry, including those of the Adviser, the Custodian and the Administrator and Transfer Agent. The failure of computer systems to properly process date-related information after December 31, 1999 because of the method by which dates are encoded could adversely affect the handling of securities trades, pricing and account servicing for the Funds. The Adviser is taking steps that it believes are reasonably designed to address Year 2000 issues with respect to its computer systems. The Adviser also has been informed that comparable steps are being taken by the Funds' other major service providers. The Adviser does not currently anticipate that the Year 2000 issues will have a material impact on its ability to fulfill its duties as investment adviser to the Funds. However, no assurance can be given that these issues will not result in significant operational disruptions.


                                                   FUND SHARE VALUATION

         The net asset value per share of the Funds is calculated at 12:00 noon (Eastern time) for the U.S. Treasury Reserve Fund and 3:00 p.m. (Eastern time) for the Cash Reserve Fund. Monday through Friday, on each day the New York Stock Exchange and the New York Federal Reserve Bank are open for business (a "Business Day"), which excludes the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The net asset value per share of each class is computed by dividing the value of the net assets of each class (i.e., the value of the assets less the liabilities) by the total number of outstanding shares of each class. All expenses, including fees paid to the Adviser, the Administrator and the Distributor, are accrued daily and taken into account for the purpose of determining the net asset value. Expenses directly attributable to a Fund are charged to the Fund; other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund, or on another reasonable basis. These general expenses (e.g., liability insurance premiums) are allocated among the Funds based on each Fund's relative net asset value. Within each class, the expenses are allocated proportionately based on the net assets of each class, except class specific expenses which are allocated directly to the respective class.

         The Funds use the amortized cost method to value their portfolio securities and seek to maintain a constant net asset value of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. There can be no assurances that at all times the Funds' price per share can be maintained. However, the Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the $1.00 per share price of each Fund. See the SAI for a more complete description of the amortized cost method.


                                           PRICING AND PURCHASE OF FUND SHARES

         Orders for the purchase of shares will be executed at the net asset value per share next determined after an order in proper form has been received.

         All funds received are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued. The Transfer Agent maintains records of each shareholder's holdings of Fund shares, and each shareholder receives a statement of transactions, holdings and dividends. The Funds reserve the right to reject any purchase. The Funds do not accept third party or foreign checks.

         An investment may be made using any of the following methods:

         Through an Authorized Broker, Investment Adviser or Service Organization. Shares are available to new and existing shareholders through authorized brokers, investment advisers and Service Organizations. To make an investment using this method, simply complete a Purchase Application and contact your broker, investment adviser or Service Organization with instructions as to the amount you wish to invest. Your broker, investment adviser or Service Organization will then contact the Distributor to place the order on your behalf on that day. Orders for the Funds received prior to 12:00 noon Eastern time for the U.S. Treasury Reserve Fund and 3:00 p.m. Eastern time for the Cash Reserve Fund will become effective that day. Brokers who receive orders are obligated to transmit them promptly. You should receive written confirmation of your order within a few days of receipt of instructions from your broker.

         Automatic   Investment  Program.  An  eligible   shareholder  may  also
participate in the Automatic Investment Program, an investment plan that automatically deducts money from the shareholder's bank account and invests it in one of the Funds in the Trust through the use of electronic funds transfers or automatic bank drafts. Shareholders may elect to make subsequent investments by transfers of a minimum of $50 each month into their established Fund account. Contact the Funds for more information about the Automatic Investment Program.

         By Wire. Subject to acceptance by the Trust, shares of each Fund may be purchased by wiring Federal Funds to the Funds. (see instructions below).

Initial Investments by Wire

         Subject to acceptance by the Trust, shares of each Fund may be purchased by wiring Federal Funds (see "Minimum Purchase Requirements" below). A completed Purchase Application must be sent by overnight delivery to the Fund at the address noted below in advance of the wire. For each Fund, notification must be given to the Funds at 1-888-FIRST16 prior to the wire date. (Prior notification must also be received from investors with existing accounts.)

                  First Choice Funds
                  c/o First Data Investor Services Group, Inc.
                  P.O. Box 5176
                  Westborough, MA 01581-5176

         Federal Funds purchases will be accepted only on a day on which the relevant Fund and the custodian bank are open for business.

Initial Investments by Mail

         Subject to acceptance by the Trust, an account may also be opened by completing and signing a Purchase Application, and mailing it to the Fund at the address noted below, together with a check (see "Minimum Purchase Requirements" below) payable to the:

                  First Choice Funds
                  c/o First Data Investor Services Group, Inc.
                  P.O. Box 5176
                  Westborough, MA 01581-5176

         The Fund(s) to be purchased should be designated on the Purchase Application. Subject to acceptance by the Funds, payment for the purchase of shares received by mail will be credited to your account at the net asset value per share of the Fund next determined after receipt. Such payment need not be converted into Federal Funds (monies credited to the Funds' custodian bank by a Federal Reserve Bank) before acceptance by the Funds. Please note that in the case of a redemption where purchases were made by check in any Portfolio, redemption proceeds will not be made available until clearance of the purchase check, which may take up to 15 days after purchase.

         Institutional Accounts. Bank trust departments and other institutional accounts may place orders directly with the Funds by telephone at 1-888-FIRST16.


                                              MINIMUM PURCHASE REQUIREMENTS

         The minimum initial investment for the Institutional Class shares is $50,000. The minimum initial investment for the Investment Class and the Service Class is $1,000 unless the investor is a purchaser who, at the time of purchase, has a balance of $1,000 or more in the Trust, is a purchaser through a trust investment manager or account manager or is administered by the Adviser, is an employee or an ex-employee of First American or any of its affiliates, the Administrator, or any other service provider, or is an employee of any trust customer of The First American Financial Corporation or any of its affiliates. Note that the minimum is $250 for an IRA, other than an IRA for which The First American Financial Corporation or any of its affiliates acts as trustee or custodian. Any subsequent investments, including an IRA investment, must be at least $50 ($1,000 for the Institutional Class). All initial investments should be accompanied by a completed Purchase Application. A Purchase Application accompanies this Prospectus, and a separate application is required for IRA investments. The Funds reserve the right to reject purchase orders.


                                              INDIVIDUAL RETIREMENT ACCOUNTS

         The Funds may be used as a funding medium for IRAs. Shares may also be purchased for IRAs established with First American or any of its affiliates or other authorized custodians. Completion of a special application is required in order to create such an account, and the minimum initial investment for an IRA is $250. Contributions to IRAs are subject to prevailing amount limits set by the Internal Revenue Service and there are various types of IRAs available, including Individual, Spousal, Rollover, Roth-Contributory and Roth-Conversion. A $7.50 establishment fee and an annual $15 maintenance and custody fee is payable with respect to each IRA, and there will be a $12 termination fee when the account is closed. For more information concerning investments by IRAs, call the Funds at 1-888-FIRST16.


                                                 EXCHANGE OF FUND SHARES

         The Funds offer two convenient ways to exchange shares in one Fund for shares in another Fund in the Trust. Before engaging in an exchange transaction, a shareholder should read carefully the Prospectus describing the Fund into which the exchange will occur, which is available without charge and can be obtained by writing to the Fund at c/o First Data Investor Services Group, Inc., P.O. Box 5176, Westborough, MA 01581-5176, or by calling 1-888-FIRST16. The Trust may terminate or amend the terms of the exchange privilege at any time. Shareholders will receive at least 60 days' prior written notice of any modification or termination of the exchange privilege.

         A new account opened by exchange must be established with the same name(s), address and social security number as the existing account. All exchanges will be made based on the net asset value next determined following receipt of the request by a Fund in good order, plus any applicable sales charge. An exchange is taxable as a sale of a security on which a gain or loss may be recognized but such gains are not expected to occur since the Funds seek to maintain a stable net asset value of $1.00 per share. Shareholders should receive written confirmation of the exchange within a few days of the completion of the transaction. Shareholders will receive at least 60 days prior written notice of any modification or termination of the exchange privilege.

         Exchange by Mail. To exchange Fund shares by mail, simply send a letter of instruction to the Funds. The letter of instruction must include: (i) your account number; (ii) the Fund from and the Fund into which you wish to exchange your investment; (iii) the dollar or share amount you wish to exchange; and (iv) the signatures of all registered owners or authorized parties.

         Exchange by Telephone. To exchange Fund shares by telephone, or if you have any questions, simply call the Funds at 1-888-FIRST16. You should be prepared to give the telephone representative the following information: (i) your account number, social security or tax identification number and account registration; (ii) the name of the Fund from and the Fund into which you wish to transfer your investment; and (iii) the dollar or share amount you wish to exchange. The telephone exchange privilege will be suspended for a period of ten days following an address change made by telephone. The conversation may be recorded to protect you and the Funds. Telephone exchanges are available only if the shareholder so indicates by checking the "yes" box on the Purchase Application. See "Redemption of Fund Shares-By Telephone" for a discussion of telephone transactions generally.


                                                REDEMPTION OF FUND SHARES

         Shareholders may redeem their shares, in whole or in part, on any Business Day. Shares will be redeemed at the net asset value next determined after a redemption request in good order has been received by the applicable Fund. See "Determination of Net Asset Value" in the SAI.

         A redemption may be a taxable transaction on which gain or loss may be recognized. Generally, however, gain or loss is not expected to be realized on a redemption of shares of the Funds, both of which seek to maintain a net asset value of $1.00 per share.

         Where the shares to be redeemed have been purchased by check, the Funds will make redemption proceeds available upon clearance of the purchase check, which may take up to 15 days. Shareholders may avoid this delay by investing through wire transfers of Federal funds. During the period prior to the time the shares are redeemed, dividends on the shares will continue to accrue and be payable and the shareholder will be entitled to exercise all other beneficial rights of ownership.

         Once the shares are redeemed, a Fund will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day. The Funds may, however, take up to seven days to make payment. This will not be the customary practice. Also, if the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing, or if an emergency condition as determined by the SEC merits such action, the Funds may suspend redemptions or postpone payment dates.

Redemption Methods

         To ensure acceptance of your redemption request, it is important to follow the procedures described below. Although the Funds have no present intention to do so, the Funds reserve the right to refuse or to limit the frequency of any telephone or wire redemptions. Because it may be difficult to place orders by telephone during periods of severe market or economic change, a shareholder should consider alternative methods of communications, such as mail or couriers. The Funds' services and their provisions may be modified or terminated at any time by the Funds. If the Funds terminate any particular service, they will do so only after giving written notice to shareholders. Redemption by mail will always be available to shareholders.

         You may redeem your shares using any of the following methods:

         Through an Authorized Broker, Investment Adviser or Service Organization. You may redeem your shares by contacting your broker, investment adviser or Service Organization representative and instructing him or her to redeem your shares. He or she will then contact the Distributor and place a redemption trade on your behalf. He or she may charge you a fee for this service.

         By Mail. You may redeem your shares by sending a letter directly to the Funds. To be accepted, a letter requesting redemption must include: (i) the Fund name and account registration from which you are redeeming shares; (ii) your account number; (iii) the amount to be redeemed; and (iv) the signatures of all registered owners. To protect shareholder accounts, the Funds and its Transfer Agent from fraud, signature guarantees are required when redemption proceeds are to be sent to an address other than the registered address or if the redemption proceeds exceed $50,000.
Shareholders may contact the Funds at 1-888-FIRST16 for further details.

         By Telephone. Provided the Telephone Redemption Option has been authorized by an investor in a purchase application, a redemption of shares may be requested by calling the Funds at 1-888-FIRST16 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. Redemptions in excess of $50,000 may not be made by telephone. The telephone redemption privilege will be suspended for a period of ten days following an address change made by telephone. If the Telephone Redemption Option or the Telephone Exchange Option (as described above) is authorized, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding and the shareholder, and not the Trust or the Transfer Agent, bears the risk of loss in the event of unauthorized instructions reasonably believed by the Transfer Agent to be genuine. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Transfer Agent in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

             Check Writing. A check redemption ($500 minimum for the Investment Class and Service Class and $5,000 for Institutional Class) feature is available with respect to the Funds. Checks are free and may be obtained from the Funds. It is not possible to use a check to close out your account since additional shares accrue daily.

         The above-mentioned redemption services "By Telephone" and "Check Writing" are not available for IRAs and trust relationships of the Adviser and its affiliates.

         Systematic Withdrawal Plan. An owner of $10,000 or more of shares of a Fund may elect to have periodic redemptions made from his or her account, to be paid on a monthly, quarterly, semi-annual or annual basis. The minimum periodic payment is $100. A sufficient number of shares to make the scheduled redemption will normally be redeemed on the date selected by the shareholder. Depending on the size of the payment requested and fluctuation in the net asset value, if any, of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Capital gains and dividend distributions paid to the account will automatically be reinvested at net asset value on the distribution payment date.

         Redemption of Small Accounts. Due to the disproportionately higher cost of servicing small accounts, each Fund reserves the right to redeem, on not less than 30 days' notice, an account in a Fund that has been reduced by a shareholder to less than the amount of the applicable minimum initial investment requirement. However, if during the 30-day notice period the shareholder purchases sufficient shares to bring the value of the account above the minimum, this restriction will not apply.

         Redemption in Kind. All redemptions of shares of the Funds shall be made in cash, except that the commitment to redeem shares in cash extends only to redemption requests made by each shareholder of a Fund during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC and is a fundamental policy of the Funds that may not be changed without shareholder approval. In the case of redemption requests by shareholders in excess of such amounts, the Board of Trustees reserves the right to have the Funds make payment, in whole or in part, in securities or other assets, in case of an emergency or any time a cash distribution would impair the liquidity of a Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the securities of that Fund are valued. If the recipient were to sell such securities, he or she could receive less than the redemption value of the securities and could incur certain transaction costs.


                 DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAX

         Each Fund has qualified for its most recent fiscal year and intends to continue to qualify annually, and to continue to elect to be treated, as a regulated investment company pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying and electing, each Fund generally will not be subject to Federal income tax to the extent that it distributes investment company taxable income and net capital gain in the manner required under the Code.

         Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes, among other items, dividends and interest and the excess, if any, of net short-term capital gains over net long-term capital losses). The Funds will declare distributions of such income daily and pay dividends monthly. Each Fund intends to distribute, at least annually, substantially all net capital gain (the excess of net long-term capital gains over net short-term capital losses). In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

         Distributions will be paid in additional Fund shares based on the net asset value at the close of business on the payment date of the distribution, unless the shareholder elects in writing, not less than five business days prior to the record date, to receive such distributions in cash. Dividends declared in, and attributable to, the preceding month will be paid within five business days after the end of such month.

         Shares purchased will begin earning dividends on the day the purchase order is executed and shares redeemed will earn dividends through the previous day. Net investment income for a Saturday, Sunday or a holiday will be declared as a dividend on the previous business day.

         Investors who redeem all or a portion of Fund shares prior to a dividend payment date will be entitled on the next dividend payment date to all dividends declared but unpaid on those shares at the time of their redemption.

             Distributions of investment company taxable income (regardless of whether derived from dividends, interest or short-term capital gains) generally will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains, regardless of how long a shareholder has held his Fund shares. The Funds do not anticipate realizing a substantial amount of net long-term capital gains. Distributions are taxable in the same manner whether received in additional shares or in cash.

         Earnings of the Funds not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of this tax, each Fund intends to comply with this distribution requirement.

         A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund during October, November, or December of that year to shareholders of record in such a month and paid by a Fund during January of the following calendar year. Such distributions will be treated as received by shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

         A Fund's distributions with respect to a given taxable year may exceed the current and accumulated earnings and profits of that Fund available for distribution. In that event, distributions in excess of such earnings and profits would be characterized as a return of capital to shareholders for Federal income tax purposes, thus reducing each shareholder's cost basis in his Fund shares. Such distributions in excess of a shareholder's cost basis in his shares would be treated as a gain realized from a sale of such shares.

         Any gain or loss realized by a shareholder upon the sale or other disposition of shares of a Fund, or upon receipt of a distribution in complete liquidation of a Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. A loss realized by a shareholder on a redemption, sale, or exchange of shares of a Fund held six months or less with respect to which capital gain dividends have been paid will be characterized as a long-term capital loss to the extent of such capital gain dividends.

         The Funds may be required to withhold for Federal income tax ("backup withholding") 31% of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct taxpayer identification number or to make required certifications, or where a Fund or shareholder has been notified by the Internal Revenue Service that the shareholder is subject to backup withholding. Most corporate shareholders and certain other shareholders specified in the Code and regulations are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

         The Cash Reserve Fund, when investing in securities of foreign issuers, may be subject to withholding and other similar income taxes imposed by the foreign country. The Fund intends to elect, if it is eligible to do so under the Code, to "pass-through" to its shareholders the amount of such foreign taxes paid. If such an election is made by the Fund, each shareholder of the Fund will be required to include in gross income the taxable dividends received and the amount of pro rata share of those foreign taxes paid by the Fund. Each shareholder would be entitled either to deduct (as an itemized deduction) their pro rata share of the foreign taxes in computing their taxable income or to use it (subject to limitations) as a foreign tax credit against their U.S. Federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year.

         Shareholders will be notified annually by the Trust as to the Federal tax status of distributions made by the Fund(s) in which they invest. Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Foreign shareholders may, for example, be subject to special withholding requirements. Special tax treatment, including a penalty on certain pre-retirement distributions, is accorded to accounts maintained as IRAs. Shareholders should consult their own tax advisers as to the Federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.


                                                    OTHER INFORMATION

Capitalization Structure

         First Choice Funds Trust was organized as a Delaware business trust on June 5, 1996, and currently consists of three separately managed portfolios. The Trust's Board of Trustees has authorized the issuance of multiple series representing shares in corresponding investment portfolios of the Trust. The Board of Trustees may establish additional portfolios in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. All shares of the Trust have equal voting rights and will be voted in the aggregate, and not by class, except where voting by class is required by law or where the particular matter affects only one class. The Funds offer, and this Prospectus relates to, three classes of shares-the Investment Class, the Service Class and the Institutional Class. The Investment Class shares are available through authorized financial services companies which provide to investors various administrative services including shareholder servicing, sub-accounting and sub-transfer agency services. The Service Class shares are available to customers who require shareholder servicing. The Institutional Class shares are available to institutional investors. The Investment Class shares impose shareholder servicing fees, administrative fees and Rule 12b-1 fees. The Service Class shares impose shareholder servicing fees and Rule 12b-1 fees. The Institutional Class shares are subject to a minimum investment of $50,000 and do not impose any administrative, shareholder servicing or Rule 12b-1 fees. All shares of the Funds issued and outstanding are fully paid and nonassessable. Each Fund will be treated as a separate entity for Federal income tax purposes. Call 1-888-FIRST16 or contact your sales representative, broker-dealer or bank to obtain more information about the Funds' classes of shares.

         Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote.

Voting

         Shareholders have the right to vote in the election of Trustees and on any and all matters on which, by law or under the provisions of the Declaration of Trust, they may be entitled to vote. The Trust is not required to hold regular annual meetings of the Funds' shareholders and does not intend to do so. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust and in connection with such meeting to comply with the shareholders' communications provisions of Section 16(c) of the 1940 Act. See "Other Information-Voting Rights" in the SAI.

         Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in this Prospectus, the phrase "vote of a majority of the outstanding shares" of a Fund (or the Trust) means the vote of the lesser of: (1) 67% of the shares of a Fund (or the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of a Fund (or the Trust).

Performance Information

         A Fund may, from time to time, include its average annual total return in advertisements or reports to shareholders or prospective investors. The average annual total return for each class is computed in accordance with the SEC's standardized formula. The calculation for each class assumes the reinvestment of all dividends and distributions at net asset value and does not reflect the impact of federal or state income taxes. The periods illustrated would normally include one, five and ten years (or since the commencement of the public offering of shares of a class, if shorter) through the most recent calendar quarter.

         A Fund also may, from time to time, include its yield in advertisements or reports to shareholders or prospective investors. The methods used to calculate the yield of the Funds are mandated by the SEC. Quotations of "yield" for the Funds will be based on the income received by a hypothetical investment (less a pro-rata share of Fund expenses) over a particular seven-day period, which is then "annualized" (i.e., assuming that the seven-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Funds is calculated in a manner similar to that used to calculate yield, but includes the compounding effect of earnings on reinvested dividends. Quotations of yield and effective yield reflect only a Fund's performance during the particular period on which the calculations are based. Yield and effective yield for a Fund will vary based on changes in market conditions, the level of interest rates and the level of that Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

         Shareholders of the Investment Class and the Service Class of shares of the Funds will experience a lower net return on their investment than shareholders of the Institutional Class of shares because of the additional administrative, shareholder servicing and Rule 12b-1 fees to which such Investment Class and Service Class shares are subject.

         Performance information for a Fund may be compared to various unmanaged indices, such as those prepared by Lipper Analytical Services and other entities or organizations which track the performance of investment companies. Any performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the Funds, and the market conditions during the time period indicated, and should not be considered to be representative of the future. For a more detailed description of the methods used to determine the yield for the Funds, see the SAI.

Account Services

         All transactions in shares of the Funds will be reflected in a statement for each shareholder. In those cases where a Service Organization or its nominee is the shareholder of record for its customer, the Funds have been advised that the statement may be transmitted to the customer at the discretion of the Service Organization.

         Investor Services Group acts as the Funds' transfer agent. The Trust compensates Investor Services Group, the Trust's administrator, pursuant to a Services Agreement described in the section entitled "Management of the Fund-Administrative Services" in this Prospectus, for providing personnel and facilities that perform dividend disbursing and transfer agency-related services for the Trust.

Shareholder Inquiries

         All shareholder inquiries should be directed to the Funds at P.O. Box 5176, Westborough, MA 01581-5176. General and Account Information:
1-888- FIRST16.

Investment Adviser

First American Capital Management, Inc.
567 San Nicolas Drive
Suite 101
Newport Beach, California 92660

Administrator

First Data Investor Services Group, Inc.
4400 Computer Drive
Westborough, MA 01581-5176

Custodian

Investors Fiduciary Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105-1716

Counsel

Paul, Weiss, Rifkind, Wharton & Garrison
1285 Avenue of the Americas
New York, New York 10019

Independent Accountants


PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110



FST-0002


                                                U.S. TREASURY RESERVE FUND
                                                    CASH RESERVE FUND

                                                       INSERT LOGO

                                                         PROSPECTUS
                                                  December 15, 1998


                                                   Investment Adviser:
                                         First American Capital Management, Inc.
                        an affiliate of The First American Financial Corporation

                                                 FIRST CHOICE EQUITY FUND
                                                       a series of

                                                 FIRST CHOICE FUNDS TRUST

                                    c/o First Data Investor Services Group, Inc.
                                                   4400 Computer Drive
                                                      P.O. Box 5176
                                          Westborough, Massachusetts 01581-5176

                                                 www.firstchoicefunds.com

                                             General and Account Information:
                                                      1-888-FIRST16


                                         FIRST AMERICAN CAPITAL MANAGEMENT, INC.
                                                    Investment Adviser

                                        FIRST DATA INVESTOR SERVICES GROUP, INC.
                                             Administrator and Transfer Agent

                                              FIRST DATA DISTRIBUTORS, INC.
                                                       Distributor

113

                                                 FIRST CHOICE EQUITY FUND

                                                        PROSPECTUS



         This Prospectus describes the First Choice Equity Fund (the "Fund") which is a diversified portfolio of First Choice Funds Trust. The Fund's investment objective is to provide long-term capital growth and income by investing primarily in common stocks.

         The Fund is managed by First American Capital Management, Inc. ("First American" or the "Adviser). First American is an affiliate of The First American Financial Corporation, a leading provider of real estate related financial and information services to real property buyers and mortgage lenders and trust services through its affiliate companies. See "Management of the Fund" in this Prospectus.

         The Fund offers, and the Prospectus relates to, two classes of shares - the Institutional Class and the Retail Class. The Retail Class shares are available to customers through authorized banks, trust companies, broker-dealers or other financial organizations at a sales charge of 4.5% (4.71% of the amount invested). The Institutional Class shares are subject to a minimum investment of $50,000 and are available to institutional investors (i.e. banks, trust companies, insurance companies, corporations, high net worth investors and other institutional investors) without a sales charge. The Retail Class shares and Institutional Class shares are identical in all other respects, with the exception that the Institutional Class shares do not impose any shareholder servicing or Rule 12b-1 fees.

         The Fund is a separate investment portfolio of First Choice Funds Trust (the "Trust"), a Delaware business trust and open-end investment management company. The Trust also offers two money market funds ("U.S. Treasury Reserve Fund" and "Cash Reserve Fund") under a separate Prospectus.

         Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by The First American Financial Corporation or its affiliates, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency and may involve investment risk, including the possible loss of principal.

         This Prospectus sets forth concisely the information a prospective investor should know before investing in the Fund and should be read and retained for information about the Fund.

             A Statement of Additional Information dated December 15, 1998 (the "SAI"), containing additional and more detailed information about the Fund has been filed with the Securities and Exchange Commission ("SEC") and is available, along with other materials, on the SEC Internet web site (http://www.sec.gov). The SAI is incorporated by reference into this Prospectus. It is available without charge and can be obtained by writing or calling the Fund at the address or telephone number printed above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               The Date of this Prospectus is December 15, 1998.

                                                    TABLE OF CONTENTS

                                                                            Page

FUND EXPENSES.............................................................     3
FINANCIAL HIGHLIGHTS......................................................     4
HIGHLIGHTS................................................................     5
INVESTMENT OBJECTIVE AND POLICIES.........................................     6
INVESTMENT PRACTICES......................................................     7
INVESTMENT RESTRICTIONS...................................................     9
RISKS OF INVESTING IN THE FUND.............................................   10
MANAGEMENT OF THE FUND....................................................    11
FUND SHARE VALUATION......................................................    13
PRICING AND PURCHASE OF FUND SHARES.......................................    14
MINIMUM PURCHASE REQUIREMENTS.............................................    15
INDIVIDUAL RETIREMENT ACCOUNTS.............................................   15
EXCHANGE OF FUND SHARES....................................................   16
REDEMPTION OF FUND SHARES.................................................    16
DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAX...........................    18
OTHER INFORMATION.........................................................    19

                                                      FUND EXPENSES

 .........    The  following  expense  table lists the costs and expenses  that an investor will incur either directly or indirectly as a shareholder of the Fund. The information is based upon expenses for the Fund for the fiscal year ended September 30, 1998, adjusted to reflect anticipated expense levels and current waivers. For the period ended September 30, 1998, First American Trust Company held 99% of the outstanding Shares of the Equity Fund.



                                                                    Institutional         Retail
                                                                        Class              Class
Shareholder Transaction Expenses:
Maximum Sales Load Imposed on Purchases
(as a percentage of offering price)....................................  None              4.5%
Maximum Sales Load Imposed on Reinvested Dividends
(as a percentage of offering price)....................................  None              None
Deferred Sales Load (as a percentage of redemption proceeds)...........  None              None
Redemption Fees1.......................................................  None              None
Exchange Fees..........................................................  None              None
Annual Fund Operating Expenses:
(as a percentage of average net assets)
Management Fees (after waiver)2........................................ 0.00%              0.00%
12b-1 Fees.............................................................  None              0.25%
Other Expenses
     Shareholder Servicing Expenses ...................................  None             0.25%3
     Other Operating Expenses (after waiver and/or reimbursement)4..... 1.25%              1.25%
Total Fund Operating Expenses (after waiver and/or reimbursement)4..... 1.25%              1.75%

As a result of the payment of sales charges and Rule 12b-1 expenses, long term shareholders of the Retail Class may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").

1 Shareholders may be charged a wire redemption fee by their bank for receiving a wire payment on their behalf. Individual Retirement
         Accounts are subject to an establishment fee ($7.50), annual maintenance and custody fee ($15) and termination fee ($12).

2 Absent waivers, which may be discontinued at any time, management fees would be 1.00%.

3 The Retail Class of the Fund imposes a fee of up to 0.25% for servicing, recordkeeping, sub-accounting, subtransfer agency, communication with shareholders, fiduciary services (excluding investment management) and asset allocation services.

4 Absent waivers and/or reimbursements, which may be discontinued at any time, "Other Operating Expenses" and "Total Fund Operating Expenses" would be 1.44% and 1.44% for the Institutional Class and 2.44% and 2.94% for the Retail Class of the Fund, respectively.


Example:*

         You would pay the following expenses on a $1,000 investment, assuming 5% gross annual return, reinvestment of all dividends and distributions, that the percentage amounts listed as "Total Fund Operating Expenses" remain the same each year and redemption at the end of each time period:

                                                   Institutional         Retail
                                                        Class             Class
1 year............................................        $13              $62
 3 years................................................  $40              $98
 5 years...............................................   $69             $136
 10 years............................................... $151             $242


         The purpose of this table is to assist a shareholder in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. For a more detailed discussion of other matters, investors should refer to the appropriate sections of the Prospectus.

* This example should not be considered a representation of past or future expenses or return. The example assumes a 5% annual return; however actual Fund expenses and return will vary from year-to-year and may be higher or lower than those shown.

                                                   FINANCIAL HIGHLIGHTS

             The following financial information has been derived from the financial statements of the Trust. The financial statements for the most recent fiscal period ended September 30, 1998 are incorporated by reference into the SAI and have been audited by PricewaterhouseCoopers LLP whose report thereon is also incorporated by reference into the SAI. You may obtain the Annual Report, without charge, by calling the Trust at 1-888-FIRST16.

                                                                               Equity Fund
                                                                              Period Ended
                                                                          September 30, 1998 (a)
                                                                 Retail                       Institutional
                                                     -------------------------------  ------------------------------
                                                                  Class                           Class
Net Asset Value, beginning of period.............    $                         10.00  $
                                                     -------------------------------  -
                                                                                                         10.00

Income from Investment Operations:
    Net investment income........................                      0.00                               0.01
    Net realized and unrealized gain (loss) on
       investments...............................
                                                                      (0.54)                             (0.54)
                                                                      ------                             ------
        Total from Investment Operations.........
                                                                      (0.54)                             (0.53)
                                                                      ------                             ------

Less Distributions:
                                                                ---                                ---
    Dividends from net investment income.........       ________________                   ________________
Net Asset Value, end of period...................    $                         9.46   $                         9.47
                                                     ==============================   ==============================

Total Return.....................................                     (5.40)%(c)                         (5.30)%(c)

Ratios/Supplemental Data:
Net Assets, end of period (000s).................    $                         126    $                   14,226
Ratios to average net assets:
    Net investment income*.......................                      0.05%(b)                           0.30%(b)
    Operating expenses*..........................                      1.50%(b)                           1.25%(b)
    Operating expenses excluding
       reimbursement, waiver and custody
       earnings credits..........................                      2.69%(b)                           2.44%(b)
Net investment income excluding
 .................reimbursements, waivers and
custody                                                               (1.13)%(b)                         (0.88)%(b)
 .........................................earnings
credits..........................................
Portfolio Turnover Rate..........................                     47%(c)                             47%(c)

* During the period certain expenses were reduced for credits earned at Custodian bank. If such credits had not occurred, the ratios would have been as indicated. Impact of custody earnings credits was less than 0.01% and $0.001 per share at September 30, 1998.
(a)      The Fund commenced operations on June 2, 1998.
(b)      Annualized
(c)      Not annualized

                                                        HIGHLIGHTS

Investment Objective and Policies of the Fund

         The Fund seeks long-term capital growth and income by investing primarily in common stocks. The Adviser uses a combination of qualitative and quantitative research techniques to identify companies that it believes have above average quality and growth characteristics and that are attractively valued. The Fund's investments represent numerous industry sectors and are evaluated for optimal fit within the total portfolio.

         From time to time, for temporary defensive or emergency purposes, the Fund may invest a portion of its assets in cash, cash equivalents and debt securities when the Adviser deems such a position advisable in light of economic or market conditions. The Fund also may invest a portion of its assets in foreign securities and in equity securities of smaller companies, engage in short selling, invest in futures and options and invest in convertible debt or preferred securities. In addition, the Fund may invest to a limited extent in illiquid or restricted securities. See "Investment Objective and Policies."

Risks of Investing in the Fund

         The Fund is subject to market risk - the possibility that its net asset value will decline with changes in the market value of the Fund's portfolio securities. The Fund's investments represent proportionate interests in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds stock. The market value of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. The Fund's investments in smaller companies and foreign securities also involve greater risk of volatility of the Fund's net asset value than that associated with larger, more established domestic companies. While smaller companies may offer better growth potential than larger companies, they also may be more sensitive to changing market conditions. The Fund's use of hedging techniques and derivatives also entails potential risks. See "Risks of Investing in the Fund."

Management of the Fund

         First American acts as investment adviser to the Fund. For such services, First American receives fees from the Fund based upon the Fund's average daily net assets. See "Management of the Fund" in this Prospectus.

         First Data Investor Services Group, Inc. ("Investor Services Group") acts as administrator and transfer agent to the Fund and is sometimes referred to herein as "Administrator" or "Transfer Agent." First Data Distributors, Inc. acts as distributor to the Fund and is sometimes referred to herein as "Distributor." For its services, the Administrator receives a fee from the Fund based on the Fund's average daily net assets. See "Management of the Fund" in this Prospectus. The Distributor distributes the Fund's shares and may be reimbursed for certain of its distribution-related expenses.

Guide to investing in the First Choice Family of Funds

         Purchase orders for the Fund received by 4:00 p.m. Eastern time, are subject to the following limitations:




                                                                                  Institutional        Retail
                                                                                      Class             Class

o        Minimum Initial Investment....................................              $50,000           $1,000

o        Minimum Initial Investment for IRAs...........................          Not Applicable         $250

o        Minimum Subsequent Investment.................................              $1,000              $50

         The Fund's  Institutional  Class shares are purchased at net asset value.  The Retail Class shares are subject to a 4.5% sales charge at the time of purchase.

         Shareholders may exchange shares between the First Choice Funds by telephone or mail. Exchanges may not be effected by facsimile.

                                                                                  Institutional        Retail
                                                                                      Class             Class

o        Minimum initial exchange......................................              $50,000           $1,000

(no minimum for subsequent exchanges)

         Shareholders may redeem shares by telephone or mail. Shares may not be redeemed by facsimile.

o Redemption requests made by telephone may designate the proceeds to be wired to a previously designated bank account or mailed to the address of record.

o The Fund reserves the right to involuntarily redeem upon not less than 30 days notice all shares in an account which have an aggregate value less than the required minimum.

         (Redemption   by  telephone  is  not   available  for  IRAs  and  trust
relationships.)

         All distributions will be automatically paid in additional shares at net asset value of the Fund unless cash payment is requested.

o        Distributions from the Fund are paid quarterly.

                                            INVESTMENT OBJECTIVE AND POLICIES

         The Fund is a separate investment portfolio, commonly known as a mutual fund. The Fund is a diversified portfolio of a business trust, First Choice Funds Trust, organized under the laws of Delaware as an open-end investment management company. The Trust's Board of Trustees oversees the overall management of the Fund and elects the officers of the Trust.

         The investment objective of the Fund is to seek long-term capital growth and income by investing primarily in common stocks. The Fund's investment objective is a fundamental policy and, as such, may not be changed without a vote of a majority of the outstanding voting securities of the Fund. There is no assurance that the Fund's investment objective will be achieved.

         Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of equity securities issued by companies in a variety of different industries. The Fund's equity investments consist of common stocks, preferred stocks and securities convertible into common stocks. The Fund intends to achieve its investment objective through capital appreciation of its portfolio holdings over time and, to a lesser extent, dividend income. Although current income is a secondary consideration, many of the Fund's investments should provide regular dividends which are expected to grow over time. The Fund allocates its investments among different industries and companies and adjusts its portfolio securities for investment considerations and not for short-term trading purposes.

         The Fund may invest in the common stock of smaller companies (market capitalization less than $1 billion at the time of purchase), debt or preferred equity securities convertible into or exchangeable for equity securities, foreign securities, stock index futures and options, illiquid and restricted securities and Rule 144A private placements. See "Investment Practices" and "Risks of Investing in the Fund."

         The Fund's investments will be selected from a large universe of companies. In selecting equity investments for the Fund, the Adviser will utilize a combination of quantitative and qualitative analysis to identify those issuers that, in the Adviser's opinion, exhibit above-average quality and growth characteristics and are attractively valued. Numerous factors are considered in the selection process, including but not limited to, corporate profitability, earnings growth prospects, dividend yield and market valuation. The selection process includes evaluation of both growth and value characteristics of a stock's relative attractiveness. Each investment is also evaluated for its fit within the overall portfolio. An optimization process helps to determine the desired mix of stock holdings. The optimization process takes into account, but is not limited to, industry exposure, position size, liquidity and economic sector allocation.

         There may be periods during which, in the opinion of the Adviser, market conditions warrant an increase in the Fund's investments in cash and cash equivalents or investment in debt securities for temporary defensive or emergency purposes. In such circumstances, the Fund may hold less than 80% of its assets in equity securities.

         The Fund follows its own investment objectives and policies, including certain investment restrictions. The SAI describes specific investment restrictions which govern the Fund's investments. Except for the Fund's investment objective and those restrictions specifically identified as fundamental, all other investment policies and practices described in this Prospectus and in the SAI are not fundamental and may be changed solely with the approval of the Board of Trustees.

                                                   INVESTMENT PRACTICES

         The Adviser selects investments and makes investment decisions based on the investment objective and policies of the Fund. The following is a description of certain investment practices of the Fund:

         Common Stocks. Under normal circumstances, the Fund invests primarily in common stocks. Common stock is issued by companies to raise cash for business purposes and represents proportionate ownership in the issuing company. As an owner, the Fund participates in the success or failure of its portfolio companies. The market value of the Fund's holdings can fluctuate significantly, reflecting the business performance of the issuer, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors. Despite the risk of price volatility, however, common stocks also offer the greatest potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

         Convertible Securities. The Fund may invest in bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable  exchange  ratio  into  shares  of  common  stock.  Prior  to their conversion, convertible securities may have characteristics similar to nonconvertible securities of the same type.

         Foreign Securities and American Depository Receipts ("ADRs"). The Fund may invest up to 20% of its total assets in foreign securities, including ADRs, which meet its investment objective. ADRs are dollar-denominated receipts issued by U.S. banks or trust companies with respect to securities of foreign issuers held on deposit and traded in the U.S. securities markets. The Fund may invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The issuer of the stock underlying the ADRs pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

Derivatives and Hedging Transactions

         The Fund may, but is not required to, utilize strategies to attempt to manage risks associated with broad market or specific security price movements or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are accepted generally as a part of modern portfolio management and are utilized regularly by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur. In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities indices and may purchase and sell financial futures contracts and options thereon (collectively "Strategic Transactions"). An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive cash from the seller equal to the difference between the closing price of the index and the exercise price of the option. Closing transactions essentially let the Fund offset put options or call options prior to exercise or expiration. If the Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

         The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated market changes and for risk management purposes. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio, to protect the Fund's unrealized gains in the value of its portfolio securities, or to establish a position in the derivative markets as a temporary substitute for purchasing or selling. The Fund will not enter into Strategic Transactions for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination and no single strategy dictates the use of one technique over another as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to employ Strategic Transactions successfully depends on the ability of the Adviser to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. See "Risks of Investing in the Fund."

         "When-Issued", "Delayed-Delivery" and "Forward Commitment" Transactions. The Fund may purchase securities on a when-issued and delayed-delivery basis and may purchase or sell securities on a forward commitment basis. When-issued or delayed-delivery transactions arise when securities are purchased by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment transaction is an agreement by the Fund to purchase or sell securities at a specified future date. When the Fund engages in these transactions, the Fund relies on the buyer or seller, as the case may be, to complete the transaction. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When-issued and delayed-delivery transactions and forward commitment transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by the Fund until it receives payment or delivery from the other party to the transaction. A separate account containing only liquid assets, equal to the value of purchase commitments will be maintained until payment is made. Such transactions have the effect of leverage on the Fund and may contribute to volatility of the Fund's net asset value. For further information, refer to the SAI.

         Loans of Portfolio Securities. To increase current income, the Fund may lend its portfolio securities in an amount up to 33% of the Fund's total assets to brokers, dealers and financial institutions, provided certain conditions are met, including the condition that each loan is secured continuously by collateral maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned. These transactions involve a loan by the Fund and are subject to the same risks as repurchase agreements. For further information, refer to the SAI.

         Repurchase Agreements. The Fund may enter into repurchase agreements with any bank or broker-dealer which, in the opinion of the Board of Trustees, presents a minimal risk of bankruptcy. Under a repurchase agreement, the Fund acquires securities and obtains a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed-upon yield. The agreements will be fully collateralized and the value of the collateral, including accrued interest, marked-to-market daily. The agreements may be considered to be loans made by the purchaser, collateralized by the underlying securities. If the seller should default on its obligation to repurchase the securities, the Fund may experience a loss of income from the loaned securities and a decrease in the value of any collateral, problems in exercising its rights to the underlying securities and costs and time delays in connection with the disposition of such securities. The Fund may invest up to 100% of its net assets in repurchase agreements maturing in seven days or less should market conditions warrant; however, the Fund may not invest more than 15% of its net assets in repurchase agreements maturing in more than seven calendar days (taking into consideration certain guarantees and demand features) or in securities for which market quotations are not readily available. For further information, refer to the SAI.

         Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions. Pursuant to a reverse repurchase agreement, the Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. Whenever the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked-to-market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by the Fund under the Investment Company Act of 1940 (the "1940 Act").

             Portfolio Turnover. The Fund will buy and sell securities to take advantage of investment opportunities and enhance overall investment return consistent with the Fund's investment objective. In general, the Adviser will not consider the portfolio turnover rate to be a limiting factor in determining when or whether to purchase or sell securities in pursuit of the Fund's objective. Portfolio transactions involve costs in the form of brokerage commissions and may result in the realization of net capital gains which would be taxable to shareholders when distributed. The Fund's portfolio turnover rate for the period ended September 30, 1998 was 47%.

                                                 INVESTMENT RESTRICTIONS

         The Fund also operates under certain investment restrictions. Certain of the Fund's investment restrictions are set forth below. For a complete list of the Fund's investment restrictions, see "Investment Restrictions" in the SAI. The following investment restrictions are fundamental policies of the Fund, which can be changed only when permitted by law and approved by a majority of the Fund's outstanding voting securities. A "majority of the outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented in person or by proxy, or (ii) more than 50% of the outstanding shares. See the "Other Information -Voting" section in the Prospectus.

(1) The Fund may not borrow money or pledge or mortgage its assets, except that the Fund may enter into reverse repurchase agreements or borrow from banks up to 33% of the current value of its net assets for temporary or emergency purposes and those borrowings may be secured by the pledge of the Fund's assets (but investments may not be purchased by the Fund while any such borrowings exist).

(2) The Fund may not make loans, except loans of portfolio securities and except that the Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in this Prospectus.

(3) The Fund will not purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry provided that this limitation shall not apply to obligations issued or guaranteed by the U.S.
         Government or its agencies and instrumentalities.

(4) The Fund will not purchase a security if, as a result, with respect to 75% of its total assets (a) more than 5% of its total assets would be invested in any one issuer other than the U.S. Government or its agencies and instrumentalities, or (b) the Fund would own more than 10% of the outstanding voting securities of such issuer.

(5) The Fund will invest at least 65% of its total assets in equity securities.


         As a matter of non-fundamental policy of the Fund, which can be changed by approval of a majority of the Board of Trustees, the Fund may not invest more than 15% of the aggregate value of its net assets in investments which are illiquid or not readily marketable (including repurchase agreements having maturities of more than seven calendar days, time deposits having maturities of more than seven calendar days, and securities of foreign issuers that are not listed on a recognized domestic or foreign securities exchange).

         If a percentage restriction on investment policies or the investment or use of assets set forth in this Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from changing asset values will not be considered a violation except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

                                              RISKS OF INVESTING IN THE FUND

         The net asset value ("NAV") of the Fund's shares will fluctuate with changes in the market value of the Fund's portfolio securities. The stock market tends to be cyclical with periods of generally rising stock prices and periods of generally declining prices. In addition, the market value of the Fund's portfolio securities will increase or decrease due to a variety of economic, market or political factors which cannot be predicted.

         The Adviser will attempt to minimize the risks described herein by broad diversification of the Fund's portfolio. However, there can be no assurance that such diversification will prevent loss in value of certain portfolio securities or in the Fund's net asset value. Accordingly, an investment in the Fund may not be suitable for all investors.

         Stocks of Smaller Companies. Smaller company stocks historically entail greater volatility in price than the stock market as a whole and at times fluctuate in value independently of the broad stock market. Often smaller companies are less established, and may have less experienced management, limited product lines, markets or financial resources. The liquidity and marketability of such companies may be limited, and consequently may produce more abrupt or erratic price movements than securities of larger, more established companies or market averages in general.

         Convertible Securities. While convertible securities generally offer lower yields than nonconvertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than an issuer's common stock.

         Foreign Securities and ADRs. Investments in foreign securities and ADRs involve certain risks not typically involved in purely domestic investments, including future foreign political and economic developments, and the possible imposition of foreign governmental laws or restrictions applicable to such investments. Securities of foreign issuers, including through ADRs, are subject to different economic, financial, political and social factors. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. With respect to certain countries, there is the possibility of expropriation of assets, developments which could adversely affect the value of the particular security or ADR. There may be less publicly available information about a foreign company and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. companies. In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the foreign company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports. In addition, with respect to all ADRs there is always the risk of loss due to currency fluctuations.

         Illiquid or Restricted Securities. The absence of a trading market can make it difficult to ascertain a market value for illiquid or restricted investments. Disposing of illiquid or restricted securities often takes more time than for more liquid securities, may result in higher selling expenses and may not be able to be made at desirable prices or at the prices at which the securities have been valued by the Fund.

         Strategic Transactions. The risks associated with Strategic Transactions include possible default by the other party to the transaction, illiquidity, and to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of Strategic Transactions could result in losses greater than if they had not been used. In addition, the variable degree of correlation between price movements in the related portfolio position creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. Futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund may be unable to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts creates a greater ongoing potential financial risk than exists with purchases of options, where the exposure is limited to the cost of the initial premium.

                                                  MANAGEMENT OF THE FUND

         The business and affairs of the Fund are managed under the direction of the Board of Trustees. Information about the Trustees, as well as the Trust's executive officers, may be found under "Management - Trustees and Officers" in the SAI.

The Adviser and Sub-Adviser

             First American has agreed to provide investment advisory services to the Fund pursuant to an advisory agreement with the Trust ("Advisory
Agreement"). Subject to such policies as the Trust's Board of Trustees may determine, the Adviser makes investment decisions for the Fund. For the advisory services it provides to the Fund, First American receives fees of 1.00% of the Fund's average daily net assets on an annual basis. As part of the investment process, the Adviser utilizes a quantitative model developed by Haugen Custom Financial Systems, a registered investment adviser with offices at 4199 Campus Drive, Suite 350, Irvine, CA 92612. Under the 1940 Act, Haugen Custom Financial Systems may be deemed to be a sub-adviser to the Fund. The Adviser has entered into an agreement with Haugen Custom Financial Systems for the use of its model. The Adviser pays Haugen Custom Financial Systems a monthly fee at the annual rate of .065% of the Fund's average daily net assets on the first $100 million;
 .125% of the Fund's average daily net assets on the next $100 million and .03% of the Fund's average daily net assets exceeding $200 million.

         For the period June 2, 1998 through September 30, 1998, due to waivers and reimbursements, First American received no advisory fees. For the period June 2, 1998 through September 30, 1998, Haugen Custom Financial Systems received fees of $6,666.67.

         First American has agreed voluntarily to waive or reimburse all or a portion of the advisory fee and/or to voluntarily assume certain expenses of the Fund to the extent necessary to maintain the total expense ratio of each Class of the Fund as set forth in the table of "Fund Expenses" herein. The Adviser may discontinue voluntarily waiving or reimbursing its fees and assuming expenses of the Fund at any time.

         First American is a wholly-owned subsidiary of The First American Financial Corporation. First American was established on December 1, 1995. The principal business address of First American is 567 San Nicolas Drive, Suite 101, Newport Beach, California 92660. Prior to becoming an adviser to the First Choice Funds Trust, the staff at First American managed assets for personal trusts, employee benefit plans and corporate accounts through the Investment Section of its affiliate company, First American Trust Company.

         Based upon the advice of counsel, First American believes that the performance of investment advisory services for the Fund will not violate the Glass-Steagall Act or other applicable banking laws or regulations. However, future statutory or regulatory changes, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, could prevent First American from continuing to perform such services for the Fund. If First American were prohibited from acting as investment adviser to the Fund, it is expected that the Board of Trustees would recommend to shareholders approval of a new investment advisory agreement with another qualified investment adviser selected by the Board, or that the Board would recommend other appropriate action.

         The Fund utilizes an Investment Committee to perform the day-to-day management of the Fund's portfolio.

Distributor

         First Data Distributors, Inc. has its principal office at 4400 Computer Drive, Westborough, Massachusetts 01581. The Distributor will receive orders for, sell, and distribute shares of the Fund. The Distributor also serves as distributor of other mutual funds.

         The Distributor or the Adviser may from time to time pay a bonus or other incentive to dealers that employ registered representatives who sell a minimum dollar amount of shares of the Fund. Such bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or without the United States, or other bonuses, such as gift certificates or the cash equivalent of such bonuses.

         The Retail Class shares of the Fund have adopted a Rule 12b-1 Distribution Plan and Agreement (the "Plan") pursuant to which the Retail Class shares of the Fund may reimburse the Distributor, or others, on a monthly basis for costs and expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Fund. These costs and expenses, which are subject to a maximum limit of 0.25% per annum of the average daily net assets of the Retail Class shares of the Funds, include: (i) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising; (ii) expenses of employees or agents of the Distributor, including salary, commissions, travel and related expenses;
(iii) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including promotional incentives and fees calculated with reference to the average daily NAV of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or other institution receiving such fees; (iv) costs of printing prospectuses, SAIs and other materials to be given or sent to prospective investors; (v) such other similar services as the Trustees determine to be reasonably calculated to result in sales of shares of the Fund; (vi) costs of shareholder servicing incurred by broker-dealers, banks or other financial institutions; and (vii) other direct and indirect distribution-related expenses, including the provision of services with respect to maintaining the assets of the Fund. The Retail Class shares of the Fund will pay its proportionate costs and expenses in connection with the preparation, printing and distribution of the Prospectus to current shareholders and the operation of its Plan, including related legal and accounting fees. The Fund will not be liable for distribution expenditures made by the Distributor in any given year in excess of the maximum amount payable under the Plan for that Fund year.

Administrative Services

         The Fund has entered into an Administrative Services Contract with Investor Services Group pursuant to which the Administrator provides certain management and administrative services necessary for the Fund's operations ("Administration Agreement"), including: (i) regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Fund; (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Fund's officers and Board of Trustees; and (iii) furnishing office space and certain facilities required for conducting the business of the Fund. For these services, the Administrator receives from the Fund a fee, payable monthly, at the annual rate of 0.15% of the Fund's average daily net assets. Investor Services Group receives a separate fee for providing fund accounting services to the Fund pursuant to the Administration Agreement.

         Pursuant to a Transfer Agency Agreement between the Trust and Investor Services Group, Investor Services Group serves as the Trust's transfer agent and dividend disbursing agent.

Service Organizations

         Various banks, trust companies, broker-dealers or other financial organizations (collectively, "Service Organizations") also may provide administrative services for the Retail Class shares of the Fund, such as maintaining shareholder accounts and records. The Retail Class shares of the Fund may pay fees to Service Organizations in amounts up to an annual rate of 0.25% of the daily NAV of the shares owned by shareholders with whom the Service Organization has a servicing relationship.

         Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the Fund's minimum initial or subsequent investments or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Fund. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult with them regarding any such fees or conditions.

         The Glass-Steagall Act and other applicable laws provide that, among other things, banks may not engage in the business of underwriting, selling or distributing securities. There is currently no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank Service Organization from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Fund and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

Other Expenses

             The Fund bears all costs of its operations, other than expenses specifically assumed by Investor Services Group and First American. The costs borne by the Fund includes legal and accounting expenses, Trustees' fees and expenses, insurance premiums, custodian and transfer agent fees and expenses, expenses incurred in acquiring or disposing of the Fund's portfolio securities, expenses of registering and qualifying the Fund's shares for sale with the SEC and with various state securities commissions, expenses of obtaining quotations on the Fund's portfolio securities and pricing of the Fund's shares, expenses of maintaining the Fund's legal existence and of shareholders' meetings, and expenses of preparing and distributing to existing shareholders reports, proxies and prospectuses. The Fund bears its own expenses associated with its establishment as a series of the Trust; these expenses are amortized over a five-year period from the commencement of the Fund's operations. See the "Management" section in the SAI. Trust expenses directly attributable to the Fund are charged to the Fund; other expenses are allocated proportionately among all of the funds in the Trust in relation to the net assets of each fund, or on another reasonable basis.

Year 2000 Compliance

              The Fund's operations depend on the seamless functioning of computer systems in the financial services industry, including those of the Adviser, the Custodian and the Administrator and Transfer Agent. The failure of computer systems to properly process date-related information after December 31, 1999 because of the method by which dates are encoded could adversely affect the handling of securities trades, pricing and account servicing for the Fund. The Adviser is taking steps that it believes are reasonably designed to address Year 2000 issues with respect to its computer systems. The Adviser also has been informed that comparable steps are being taken by the Fund's other major service providers. Brokers and other intermediaries that hold shareholder accounts may still experience incompatibility problems. It is also important to keep in mind that year 2000 issues may negatively impact the companies in which the Fund invests and, by extension, the value of those companies' shares held by the Fund. The Adviser does not currently anticipate that the Year 2000 issues will have a material impact on its ability to fulfill its duties as investment adviser to the Fund. However, no assurance can be given that these issues will not result in significant operational disruptions.

                                                   FUND SHARE VALUATION

             The NAV per share of the Fund is normally calculated at 4:00 p.m. (Eastern time) Monday through Friday, on each day the New York Stock Exchange ("NYSE") is open for business ("Business Day"), which excludes the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV per share of each class is computed by dividing the value of the net assets of each class (i.e., the value of the assets less the liabilities) by the total number of outstanding shares of each class. All expenses, including fees paid to the Adviser, the Administrator and the Distributor, are accrued daily and taken into account for the purpose of determining the Fund's NAV. Expenses directly attributable to the Fund are charged to the Fund; other expenses are allocated proportionately among each fund within the Trust in relation to the net assets of each fund, or on another reasonable basis. These general expenses (e.g., liability insurance premiums) are allocated among the funds based on each fund's relative average net assets. Within each class, the expenses are allocated proportionately based on the average net assets of each class, except class specific expenses which are allocated directly to the respective class.

                                           PRICING AND PURCHASE OF FUND SHARES

         Orders for the purchase of shares will be executed at the NAV per share next determined after an order in proper form has been received. Purchase of shares is subject to applicable sales charges and minimum purchase requirements as described below. All initial investments should be accompanied by a completed Purchase Application.
The Fund reserves the right to reject purchase orders.

         All funds received are invested in full and fractional shares of the Fund after deduction of any applicable sales charge. Certificates for shares are not issued. The Transfer Agent maintains records of each shareholder's holdings of Fund shares, and each shareholder receives a statement of transactions, holdings and dividends. The Fund reserves the right to reject any purchase. The Fund does not accept third party or foreign checks.

         Sales Charge. The Retail Class shares will be sold at the net asset value next determined subject to a sales charge as follows:

                                                                                         Reallowance to
           Sales Charge as a                      Sales Charge as a                     Broker - Dealers
        % of the Offering Price               % of the Amount Invested              (% of the Offering Price)
        -----------------------               ------------------------              -------------------------

                  4.5%                                  4.71%                                 4.5%

The Retail Class shares are available without a sales charge to (i) trust, investment management and other fiduciary accounts managed or administered by the Adviser or its affiliates pursuant to a written agreement; (ii) Trustees of the Trust (and family members) and employees (and family members) of the Adviser, the Administrator or their affiliates; (iii) correspondents pursuant to a written agreement; and (iv) persons who make an initial investment of $1 million or more or have a balance of $1 million or more in the Fund.

         An investment may be made using any of the following methods:

         Through an Authorized Broker, Investment Adviser or Service Organization. Shares are available to new and existing shareholders through authorized brokers, investment advisers and Service Organizations. To make an investment using this method, simply complete a Purchase Application and contact your broker, investment adviser or Service Organization with instructions as to the amount you wish to invest. Your broker, investment adviser or Service Organization will then contact the Distributor to place the order on your behalf on that day. Orders for the Fund received prior to 4:00 p.m. Eastern time will become effective that day. Brokers who receive orders are obligated to transmit them promptly. You should receive written confirmation of your order within a few days of receipt of instructions from your broker.

         Automatic   Investment  Program.  An  eligible   shareholder  may  also
participate in the Automatic Investment Program, an investment plan that automatically debits money from the shareholder's bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts. Shareholders may elect to make subsequent investments by transfers each month into their established Fund account. Contact the Fund for more information about the Automatic Investment Program.

         By Wire. Subject to acceptance by the Trust, shares of the Fund may be purchased by wiring Federal Funds to the Fund (see the instructions below).

Initial Investments by Wire

         Subject to acceptance by the Trust, shares of the Fund may be purchased by wiring Federal Funds. A completed Purchase Application must be sent by overnight delivery to the Fund at the address noted below in advance of the wire. For the Fund, notification must be given to the Fund at 1-888-FIRST16 prior to the wire date. (Prior notification must also be received from investors with existing accounts.)

                                        First Choice Funds
                                    c/o First Data Investor Services Group, Inc.
                                        P.O. Box 5176
                                        Westborough, Massachusetts 01581-5176

         Federal Funds purchases will be accepted only on a day on which the Fund and the custodian bank are open for business.

Initial Investments by Mail

         Subject to acceptance by the Trust, an account may also be opened by completing and signing a Purchase Application, and mailing it to the Fund at the address noted below, together with a check (see "Minimum Purchase Requirements" below) payable to the:

                                            First Choice Funds
                                    c/o First Data Investor Services Group, Inc.
                                            P.O. Box 5176
                                          Westborough, Massachusetts 01581-5176

         The Fund to be purchased should be designated on the Purchase Application. Subject to acceptance by the Fund, payment for the purchase of shares received by mail will be credited to your account at the NAV per share of the Fund next determined following receipt after deduction of any applicable sales charge. Such payment need not be converted into Federal Funds (monies credited to the Fund's custodian bank by a Federal Reserve Bank) before acceptance by the Fund. Please note that in the case of a redemption where a purchase was made by check, redemption proceeds will not be made available until clearance of the purchase check, which may take up to 15 days after purchase.

         Institutional Accounts. Bank trust departments and other institutional accounts may place orders directly with the Fund by telephone at 1-888-FIRST16.

                                              MINIMUM PURCHASE REQUIREMENTS

         The minimum initial investment for the Institutional Class shares is $50,000. The minimum initial investment for the Retail Class shares is $1,000, unless the investor is a purchaser who, at the time of purchase, has a balance of $1,000 or more in the Trust, is a purchaser through a trust investment manager or account manager or is administered by the Adviser, is an employee of First American or any of its affiliates, the Administrator, or any other service provider. Note that the minimum is $250 for an IRA, other than an IRA for which First American Financial or any of its affiliates acts as trustee or custodian. The minimum amount for an initial exchange is $500. Any subsequent investments, including an IRA investment, must be at least $50 ($1,000 for the Institutional Class). All initial investments should be accompanied by a completed Purchase Application. A Purchase Application accompanies this Prospectus and a separate application is required for IRA investments. The Fund reserves the right to reject purchase orders.

                                              INDIVIDUAL RETIREMENT ACCOUNTS

         The Fund may be used as a funding medium for IRAs. Shares may also be purchased for IRAs established with First American or any of its affiliates or other authorized custodians. Completion of a special application is required in order to create such an account, and the minimum initial investment for an IRA is $250. Contributions to IRAs are subject to prevailing amount limits set by the Internal Revenue Service and there are various types of IRAs available, including Individual, Spousal, Rollover, Roth-Contributory and Roth-Conversion. A $7.50 establishment fee and an annual $15 maintenance and custody fee is payable with respect to each IRA, and there will be a $12 termination fee when the account is closed. For more information concerning investments by IRAs, call the Fund at 1-888-FIRST16.

                                                 EXCHANGE OF FUND SHARES

         The Fund offers two convenient ways to exchange shares in one fund for shares in another fund in the Trust. Before engaging in an exchange transaction, a shareholder should read carefully the Prospectus describing the Fund into which the exchange will occur, which is available without charge and can be obtained by writing to the Fund at c/o First Data Investor Services Group, Inc., P.O. Box 5176, Westborough, Massachusetts 01581-5176, or by calling 1-888-FIRST16. The Trust may terminate or amend the terms of the exchange privilege at any time. Shareholders will receive at least 60 days' prior written notice of any modification or termination of the exchange privilege.

         A new account opened by exchange must be established with the same name(s), address and social security number as the existing account. All exchanges will be made based on the NAV next determined following receipt of the request by the Fund in good order, plus any applicable sales charge. An exchange is taxable as a sale of a security on which a gain or loss may be recognized. Shareholders should receive written confirmation of the exchange within a few days of the completion of the transaction.

         Exchange by Mail. To exchange Fund shares by mail, simply send a letter of instruction to the Fund. The letter of instruction must include: (i) your account number; (ii) the Fund from and the Fund into which you wish to exchange your investment; (iii) the dollar or share amount you wish to exchange; and (iv) the signatures of all registered owners or authorized parties.

         Exchange by Telephone. To exchange Fund shares by telephone, or if you have any questions, simply call the Fund at 1-888-FIRST16. You should be prepared to give the telephone representative the following information: (i) your account number, social security or tax identification number and account registration; (ii) the name of the Fund from and the Fund into which you wish to transfer your investment; and (iii) the dollar or share amount you wish to exchange. The telephone exchange privilege will be suspended for a period of ten days following an address change made by telephone. The conversation may be recorded to protect you and the Fund. Telephone exchanges are available only if the shareholder so indicates by checking the "yes" box on the Purchase Application. See the "Redemption of Fund Shares By Telephone" below for a discussion of telephone transactions generally.

                                                REDEMPTION OF FUND SHARES

         Shareholders may redeem their shares, in whole or in part, on any Business Day. Shares will be redeemed at the NAV next determined after a redemption request in good order has been received by the Fund. A redemption is a taxable transaction on which gains or losses may be recognized.

         Where the shares to be redeemed have been purchased by check, the Fund will make redemption proceeds available upon clearance of the purchase check, which may take up to 15 calendar days. Shareholders may avoid this delay by investing through wire transfers of Federal Funds. During the period prior to the time the shares are redeemed, the shareholder will be entitled to exercise all beneficial rights of ownership.

         Once the shares are redeemed, the Fund will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day. The Fund may, however, take up to seven days to make payment. This will not be the customary practice. Also, if the NYSE is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing, or if an emergency condition as determined by the SEC merits such action, the Fund may suspend redemptions or postpone payment dates.

Redemption Methods

         To ensure acceptance of your redemption request, it is important to follow the procedures described below. Although the Fund has no present intention to do so, the Fund reserves the right to refuse or to limit the frequency of any telephone or wire redemptions. Because it may be difficult to place orders by telephone during periods of severe market or economic change, a shareholder should consider alternative methods of communications, such as mail or couriers. The Fund's services and their provisions may be modified or terminated at any time by the Fund. If the Fund terminates any particular service, it will do so only after giving written notice to shareholders. Redemption by mail will always be available to shareholders.

         You may redeem your shares using any of the following methods:

         Through an Authorized Broker, Investment Adviser or Service Organization. You may redeem your shares by contacting your broker, investment adviser or Service Organization representative and instructing him or her to redeem your shares. He or she will then contact the Distributor and place a redemption trade on your behalf. He or she may charge you a fee for this service.

         By Mail. You may redeem your shares by sending a letter directly to the Fund. To be accepted, a letter requesting redemption must include: (i) the Fund name and account registration from which you are redeeming shares; (ii) your account number; (iii) the amount to be redeemed; and (iv) the signatures of all registered owners. To protect shareholder accounts, the Fund and the Transfer Agent from fraud, signature guarantees are required when redemption proceeds are to be sent to an address other than the registered address or if the redemption proceeds exceed $50,000.
Shareholders may contact the Fund at 1-888-FIRST16 for further details.

         By Telephone. Provided the Telephone Redemption Option has been authorized by an investor in a purchase application, a redemption of shares may be requested by calling the Fund at 1-888-FIRST16 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. Redemptions in excess of $50,000 may not be made by telephone. The telephone redemption privilege will be suspended for a period of ten days following an address change made by telephone. If the Telephone Redemption Option or the Telephone Exchange Option (as described above) is authorized, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding and the shareholder, and not the Trust or the Transfer Agent, bears the risk of loss in the event of unauthorized instructions reasonably believed by the Transfer Agent to be genuine. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Transfer Agent in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone. Telephone redemption services are not available for IRAs and trust relationships of First American and its affiliates.

         Systematic Withdrawal Plan. An owner of $10,000 or more of shares of the Fund may elect to have periodic redemptions made from his or her account, to be paid on a monthly, quarterly, semi-annual or annual basis. The minimum periodic payment is $100. A sufficient number of shares to make the scheduled redemption will normally be redeemed on the date selected by the shareholder. Depending on the size of the payment requested and fluctuation in the NAV, if any, of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Capital gains and dividend distributions paid to the account will automatically be reinvested at the NAV determined on the distribution payment date.

         Redemption of Small Accounts. Due to the disproportionately higher cost of servicing small accounts, the Fund reserves the right to redeem, on not less than 30 days' notice, an account in the Fund that has been reduced by a shareholder to less than the amount of the applicable minimum initial investment requirement. However, if during the 30-day notice period the shareholder purchases sufficient shares to bring the value of the account above the minimum, this restriction will not apply.

         Redemption in Kind. All redemptions of shares of the Fund shall be made in cash, except that the commitment to redeem shares in cash extends only to redemption requests made by each shareholder of the Fund during any 90-day period of up to the lesser of $250,000 or 1% of the NAV of the Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC and is a fundamental policy of the Fund that may not be changed without shareholder approval. In the case of redemption requests by shareholders in excess of such amounts, the Board of Trustees reserves the right to have the Fund make payment, in whole or in part, in securities or other assets, in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the securities of the Fund are valued. If the recipient were to sell such securities, he or she could receive less than the redemption value of the securities and could incur certain transaction costs.

                 DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAX

         The Fund intends to qualify annually, and to elect to be treated, as a regulated investment company pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying and electing, the Fund generally will not be subject to Federal income tax to the extent that it distributes investment company taxable income and net capital gains in the manner required under the Code.

         The Fund intends to distribute, at least annually, substantially all net capital gains (the excess of net long-term capital gains over net short-term capital losses). In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains. Income dividends and distributions from net short-term capital gains, if any, are paid to shareholders quarterly.

         Distributions will be paid in additional Fund shares based on the NAV at the close of business on the payment date of the distribution, unless the shareholder elects in writing, not less than five business days prior to the record date, to receive such distributions in cash.

             Distributions of investment company taxable income (regardless of whether derived from dividends, interest or short-term capital gains) generally will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains properly designated by the Fund as capital gains dividends will be taxable as long-term capital gains, regardless of how long a shareholder has held his/her Fund shares. Distributions are taxable in the same manner whether received in additional shares or in cash.

         Earnings of the Fund not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of this tax, the Fund intends to comply with this distribution requirement.

         A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund during October, November, or December of that year to shareholders of record in such a month and paid by the Fund during January of the following calendar year. Such distributions will be treated as received by shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

         The Fund's distributions with respect to a given taxable year may exceed the current and accumulated earnings and profits of the Fund available for distribution. In that event, distributions in excess of such earnings and profits would be characterized as a return of capital to shareholders for Federal income tax purposes, thus reducing each shareholder's cost basis in his/her Fund shares. Such distributions in excess of a shareholder's cost basis in his/her shares would be treated as a gain realized from a sale of such shares.

         Any gain or loss realized by a shareholder upon the sale or other disposition of shares of the Fund, or upon receipt of a distribution in complete liquidation of the Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. A loss realized by a shareholder on a redemption, sale, or exchange of shares of the Fund held six months or less with respect to which capital gain dividends have been paid will be characterized as a long-term capital loss to the extent of such capital gain dividends.

         The Fund may be required to withhold for Federal income tax ("backup withholding") 31% of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct taxpayer identification number or to make required certifications, or where the Fund or shareholder has been notified by the IRS that the shareholder is subject to backup withholding. Most corporate shareholders and certain other shareholders specified in the Code and regulations are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

         Distributions by the Fund of the dividend income it receives from U.S. domestic corporations, if any, may qualify for the dividends received deduction for corporate shareholders, subject to holding period requirements and debt financing restrictions under the Code.

         The Fund, when investing in securities of foreign issuers, may be subject to withholding and other similar income taxes imposed by the foreign country. The Fund intends to elect, if it is eligible to do so under the Code, to "pass-through" to its shareholders the amount of such foreign taxes paid. If such an election is made by the Fund, each shareholder of the Fund will be required to include in gross income the taxable dividends received and the amount of pro rata share of those foreign taxes paid by the Fund. Each shareholder would be entitled either to deduct (as an itemized deduction) their pro rata share of the foreign taxes in computing their taxable income or to use it (subject to limitations) as a foreign tax credit against their U.S. Federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year.

         Shareholders will be notified annually by the Trust as to the Federal tax status of distributions made by the Fund. Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Foreign shareholders may, for example, be subject to special withholding requirements. Special tax treatment, including a penalty on certain pre-retirement distributions, is accorded to accounts maintained as IRAs. Shareholders should consult their own tax advisers as to the Federal, state and local tax consequences of ownership of shares of the Fund in their particular circumstances.

                                                    OTHER INFORMATION

Capitalization Structure

         First Choice Funds Trust was organized as a Delaware business trust on June 5, 1996, and currently consists of three separately managed portfolios. The Trust's Board of Trustees has authorized the issuance of multiple series representing shares in corresponding investment portfolios of the Trust. The Board of Trustees may establish additional portfolios in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. All shares of the Trust have equal voting rights and will be voted in the aggregate, and not by class, except where voting by class is required by law or where the particular matter affects only one class. This Prospectus relates to each of the Fund's classes of shares - the Retail Class and the Institutional Class. The Retail Class shares are available to customers through authorized broker-dealers at a sales charge of 4.5% (4.71% of the amount invested). The Institutional Class shares are subject to a minimum investment of $50,000 and are available to institutional investors without a sales charge. The Institutional Class shares and Retail Class shares are identical in all other respects, with the exception that Institutional Class shares do not impose any shareholder servicing or Rule 12b-1 fees. All shares of the Fund issued and outstanding are fully paid and non-assessable. The Fund will be treated as a separate entity for Federal income tax purposes. Call 1-888-FIRST16 or contact your sales representative, broker-dealer or bank to obtain more information about the Fund's classes of shares.

         Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote.

Voting

         Shareholders have the right to vote in the election of Trustees and on any and all matters on which, by law or under the provisions of the Declaration of Trust, they may be entitled to vote. The Trust is not required to hold regular annual meetings of the Fund's shareholders and does not intend to do so. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust and in connection with such meeting to comply with the shareholders' communications provisions of Section 16(c) of the 1940 Act. Refer to the "Other Information Voting Rights" section in the SAI.

         Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in this Prospectus, the phrase "vote of a majority of the outstanding shares" of the Fund (or the Trust) means the vote of the lesser of: (1) 67% of the shares of the Fund (or the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Fund (or the Trust).

Performance Information

         The Fund may, from time to time, include its average annual total return in advertisements or reports to shareholders or prospective investors. The average annual total return for each class is computed in accordance with the SEC's standardized formula and may be calculated with or without the effect of the sales load with respect to the Retail Class. The calculation for each class assumes the reinvestment of all dividends and distributions at net asset value and does not reflect the impact of federal or state income taxes. The periods illustrated would normally include one, five and ten years (or since the commencement of the public offering of shares of a class, if shorter) through the most recent calendar quarter. Shareholders of the Retail Class of shares will experience a lower net return on their investment than shareholders of the Institutional Class of shares because of the sales charge, additional shareholder servicing and Rule 12b-1 fees to which the Retail Class shares are subject.

         Performance information for the Fund may be compared to various unmanaged indices, such as those prepared by Lipper Analytical Services and other entities or organizations which track the performance of investment companies. Any performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the Fund, and the market conditions during the time period indicated, and should not be considered to be representative of the future. For a more detailed description of the methods used to determine the total return for the Fund, refer to the SAI.

Account Services

         All transactions in shares of the Fund will be reflected in a statement for each shareholder. In those cases where a Service Organization or its nominee is the shareholder of record for its customer, the Fund has been advised that the statement may be transmitted to the customer at the discretion of the Service Organization.

         Investor Services Group acts as the Fund's transfer agent. The Trust compensates Investor Services Group, the Trust's administrator, pursuant to a Services Agreement for providing personnel and facilities that perform dividend disbursing and transfer agency-related services for the Trust. See "Management of the Fund -Administrative Services".

Shareholder Inquiries

         All shareholder inquiries should be directed to the Fund at P.O. Box 5176, Westborough, Massachusetts 01581-5176. General and Account Information should be directed to the Fund at: 1-888- FIRST16.

Investment Adviser

First American Capital Management, Inc.
567 San Nicolas Drive
Suite 101
Newport Beach, California 92660

Administrator

First Data Investor Services Group, Inc.
4400 Computer Drive
Westborough, Massachusetts 01581-5176

Custodian

Investors Fiduciary Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105-1716

Counsel

Paul, Weiss, Rifkind, Wharton & Garrison
1285 Avenue of the Americas
New York, New York 10019

Independent Accountants


PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110


VEST-0002










First Choice Equity Fund
Prospectus
December 15, 1998

                            FIRST CHOICE FUNDS TRUST
                   4400 COMPUTER DRIVE, WESTBOROUGH, MA 01581
                 GENERAL AND ACCOUNT INFORMATION: 1-888-FIRST16


                       STATEMENT OF ADDITIONAL INFORMATION


         This Statement of Additional Information (the "SAI") describes the three existing series of First Choice Funds Trust (each a "Fund," collectively, the "Funds"). The Funds are:

   o First Choice U.S. Treasury Reserve Fund

   o First Choice Cash Reserve Fund

   o First Choice Equity Fund

         Each Fund constitutes a separate investment portfolio of First Choice Funds Trust (the "Trust"), a Delaware business trust and open-end, investment management company. Each portfolio has distinct investment objectives and policies.

         First Choice U.S. Treasury Reserve Fund and First Choice Cash Reserve Fund (collectively, the "Money Market Funds") are money market funds managed by First American Capital Management Inc. ("First American" or the "Adviser"). Each of the Money Market Funds offers three classes of shares -- the Investment Class, the Institutional Class and the Service Class. Investment Class shares are available through authorized financial services companies which provide to investors various administrative services including shareholder servicing, sub-accounting and sub-transfer agency services. The Service Class shares are available to customers who require shareholder servicing. The Institutional Class shares are available to institutional investors. The Investment Class shares impose shareholder servicing, administrative and Rule 12b-1 fees. The Service Class shares impose shareholder servicing and Rule 12b-1 fees. The Institutional Class shares are subject to a minimum investment of $50,000 and do not impose any administrative, shareholder servicing or Rule 12b-1 fees.

         First Choice Equity Fund (the "Equity Fund") is an equity fund managed by First American. The Equity Fund offers two classes of shares -- the Institutional Class and the Retail Class. The Retail Class shares are available to customers through authorized banks, trust companies, broker-dealers or other financial organizations at a sales charge of 4.5% (4.71% of the amount invested). The Institutional Class shares are subject to a minimum investment of $50,000 and are available to institutional investors without a sales charge. The Retail Class shares and the Institutional Class shares are identical in all other respects, with the exception that the Institutional Class shares do not impose any shareholder servicing or Rule 12b-1 fees. See "Other Information -- Capitalization" herein.


         This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by the respective prospectuses for the Funds each dated December 15, 1998 (the "Prospectus"). This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus may be obtained without charge by writing or calling the Funds at the address or information number printed above.


December 15, 1998

                                                    TABLE OF CONTENTS

                                                                            PAGE


INVESTMENT POLICIES........................................................... 3

INVESTMENT RESTRICTIONS....................................................... 9

MANAGEMENT....................................................................11
Trustees and Officers.........................................................11
Investment Adviser............................................................12
Distribution of Fund Shares...................................................13
Distribution Plan.............................................................13
Administrative Services.......................................................14
Service Organizations.........................................................14

DETERMINATION OF NET ASSET VALUE..............................................15

PORTFOLIO TRANSACTIONS........................................................17

TAXATION......................................................................18

OTHER INFORMATION.............................................................20
Capitalization................................................................20
Voting Rights.................................................................21
Custodian, Transfer Agent and Dividend Disbursing Agent.......................22
Experts.......................................................................22
Counsel to the Trust..........................................................22
Performance Information.......................................................22

FINANCIAL STATEMENTS..........................................................25

APPENDIX A - RATINGS OF DEBT SECURITIES......................................A-1

                                                   INVESTMENT POLICIES

 .........The  Prospectus  discusses  the  investment  objectives  of the Funds and the policies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize, and certain risks attendant to such investments, policies and strategies.

 .........U.S.  Treasury  Obligations  (All  Funds).  Each Fund may invest,  and the U.S. Treasury Reserve Fund invests exclusively (except due to emergency causing disruption of business at the Adviser in which case, in accordance with the procedures adopted by the Board of Trustees, the Fund may temporarily invest in repurchase agreements), in direct obligations of the United States Treasury that have remaining maturities not exceeding thirteen months
(397 days). The United States Treasury issues various types of marketable securities consisting of bills, notes and bonds. They are direct obligations of the United States Government and differ primarily in the length of their maturity. Treasury bills, the most frequently issued marketable United States Government security, have a maturity of up to one year and are issued on a discount basis.

 .........U.S.  Government  Agency  Obligations  (Cash  Reserve  Fund and Equity
Fund  Only).  Each  Fund may  invest  in obligations  of  agencies  of  the
United  States  Government.   Such  agencies  include,   among  others,  Farmers
Home Administration, Federal Farm Credit System, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. Each Fund may purchase securities issued or guaranteed by the Government National Mortgage Association, which represent participations in Veterans Administration and Federal Housing Administration backed mortgage pools. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Land Banks, Federal National
Mortgage Association and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury (e.g., Government National Mortgage Association). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation; therefore, in the event of a default prior to maturity, there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

 .........Commercial  Paper (Cash  Reserve  Fund and Equity Fund Only).
Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions and similar taxable instruments issued by government agencies and instrumentalities. All commercial paper purchased by a Fund is, at the time of investment: (i) rated within the highest rating category of at least two of the nationally recognized statistical rating organizations ("NRSROs") that have rated the security; (ii) if rated by only one such rating organization, rated within the highest rating category of that rating organization; or (iii) if unrated, determined by the Adviser to be of an investment quality comparable to the rated securities in which the Fund may invest pursuant to guidelines established by the Board of Trustees.

 .........Convertible  Securities  (Equity Fund Only).  Convertible  securities are bonds, notes, debentures, preferred stocks and other securities which may be converted or exchanged at a stated or determinable exchange ratio into shares of common stock. Convertible securities rank senior to common stock in an issuer's capital structure and are consequently of higher quality and entail less risk than the issuer's common stock. As with all debt securities, the market value of convertible securities tend to increase when interest rates decline and conversely, tend to decline when interest rates increase. In addition, the prices of convertible securities often reflect changes in the value of the underlying common stock.

 .........Debt  Securities  (Cash  Reserve Fund and Equity Fund Only).  Each
Fund's investments in these securities are limited to corporate debt securities (corporate bonds, debentures, notes and similar corporate debt instruments) which meet the rating criteria established for the Fund. The Cash Reserve Fund may invest only in high quality debt securities as described in the Prospectus. The Equity Fund may invest in investment grade debt securities rated Baa or better by Moody's Investors Services, Inc.
  ("Moody's") or BBB or better by Standard & Poor's Ratings Group ("S&P", a division of McGray Hill Companies, Inc.) or, if unrated, judged by the Adviser to be of comparable quality. If the rating of a security falls below investment grade, management will consider appropriate action consistent with the Fund's investment objective and policies. See Appendix A to the SAI for a discussion of rating categories. Investment in debt securities by the Equity Fund is limited to periods when, in the opinion of the Adviser, a temporary defensive position is consistent with the best interest of shareholders. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by a Fund. However, the Fund's Adviser will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

 .........Bank Obligations  (Cash Reserve Fund and Equity Fund Only).  These
obligations include, but are not limited to the following domestic, Eurodollar and Yankeedollar obligations: certificates of deposits, time deposits, bankers' acceptances, commercial paper, bank deposit notes and other promissory notes, including floating or variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable.
A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with a commercial transaction. The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Eurodollar obligations are U.S. Dollar obligations issued outside the United States by domestic or foreign entities. Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. Bearer deposit notes are obligations of a bank, rather than a bank holding company. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt, except certificates of deposit.

 .........Variable and Floating Rate Demand and Master Demand  Obligations (Cash
Reserve Fund and Equity Fund Only).  Each Fund  may,  consistent  with  its
permitted  investment  policies,   buy  variable  rate  demand  obligations
issued by corporations, bank holding companies and financial institutions, and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity of 397 days or less, but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities may or may not be backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest.

 .........Each Fund may also buy  variable  rate  master  demand  obligations.
The terms of these obligations permit the investment of fluctuating amounts by a Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. They permit weekly, and in some instances daily, changes in the amounts borrowed. A Fund has the right to increase the amount under the obligation at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the obligation without penalty. The obligations may or may not be backed by bank letters of credit. Because the obligations are direct lending arrangements between the lender and the borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable
(and thus, immediately repayable by the borrower) at principal amount, plus accrued interest, upon demand. Each Fund has no limitations on the types of issuers from whom such obligations may be purchased. The Funds will invest in unrated variable rate master demand obligations only when such obligations are determined by the Adviser or, pursuant to guidelines established by the Board of Trustees, to be of comparable quality to rated issuers or instruments eligible for investment by a Fund.

 .........When-Issued and  Delayed-Delivery  Securities (All Funds). The Funds
may purchase securities on a when-issued or delayed-delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the transaction. The securities so purchased are subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. To facilitate such acquisitions, the Funds will maintain with the custodian a separate account with a segregated portfolio of securities in an amount at least equal to the value of such commitments. On the delivery dates for such transactions, each Fund will meet obligations from maturities or sales of the securities held in the separate account and/or from cash flow. While the Funds normally enter into these transactions with the intention of actually receiving or delivering the securities, they may sell these securities before the settlement date or enter into new commitments to extend the delivery date into the future, if the Adviser considers such action advisable as a matter of investment strategy. Such transactions have the effect of leverage on the Funds and may increase the volatility of a Fund's net asset value.

 .........Investment  in Other  Mutual Funds (Cash  Reserve  Fund and Equity Fund
Only). Each Fund may invest in shares of other open-end management investment companies, subject to the limitations of the Investment Company Act of 1940, as amended (the "1940 Act") and subject to such investments being consistent with the overall objective and policies of such Fund, provided that any such purchases will be limited to short-term investments in shares of investment companies, and will not, in the aggregate, exceed 10% of a Fund's net assets. The purchase of securities of other mutual funds results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs and investment advisory and administrative fees.

     .........Loans  of Portfolio  Securities  (All  Funds).  The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or approved bank letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and
(4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of a particular Fund. The Funds will earn income for lending their securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. A portion of the proceeds from investing cash collateral may be rebated to the borrower. In connection with lending securities, the Funds may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

     .........Repurchase  Agreements  (Cash  Reserve Fund and Equity Fund Only).
The Cash Reserve Fund may invest up to 100% of its net assets in repurchase agreements maturing in seven days or less, however, the Fund may not invest more than 10% of its net assets in repurchase agreements maturing in more than seven business days and in securities for which market quotations are not readily available. The Equity Fund may invest in repurchase agreements for cash reserves or for temporary defensive or emergency purposes. The Equity Fund may not invest more than 15% of its net assets in repurchase agreements maturing in more than seven business days and in securities for which market quotations are not readily available. The Funds may enter into agreements with any bank or registered broker-dealer who, in the opinion of the Trustees, present a minimal risk of bankruptcy. Such agreements may be considered to be loans by a Fund for purposes of the 1940, Act. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. The Adviser will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to insure that the value of the security always equals or exceeds the repurchase price. In the event of default by the seller under the repurchase agreement, the Fund may have problems in exercising its rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities.

     .........Reverse  Repurchase  Agreements  (All Funds).  The Funds may enter into reverse repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. The Funds pay interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

     .........Illiquid   Securities  (All  Funds).   Each  Fund  has  adopted  a
nonfundamental  policy  with  respect to  investments  in  illiquid  securities.
Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     .........In  recent  years,  however,  a  large  institutional  market  has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on either an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

 .........Each Fund may invest in restricted securities issued under Section 4(2)
of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration. Restricted securities issued under Section 4(2) of the Securities Act will be treated as illiquid and subject to the Funds' investment restriction on illiquid securities.

 .........The  Securities  and Exchange  Commission  (the "SEC") has adopted Rule
144A, which allows a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers. It is the intent of the Funds to invest, pursuant to procedures established by the Board of Trustees and subject to applicable investment restrictions, in securities eligible for resale under Rule 144A which are determined to be liquid based upon the trading markets for such securities.

     .........Pursuant  to guidelines  established by, and under the supervision of, the Board of Trustees, the Adviser will monitor the liquidity of restricted securities in a Fund's portfolio. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Adviser; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Adviser;
(3) dealer undertakings to make a market in the security; (4) the nature of the security and the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (5) other factors, if any, which the Adviser deems relevant. The Adviser will also monitor the purchase of Rule 144A securities to assure that the total of all Rule 144A securities held by a Fund does not exceed 10% of the Fund's average daily net assets (except that the Equity Fund may not exceed 15% of its average daily net assets). Rule 144A securities which are determined to be liquid based upon their trading markets will not, however, be required to be included among the securities considered to be illiquid for purposes of nonfundamental Investment Restriction No. 1 set forth below. Investments in Rule 144A securities could have the effect of increasing Fund illiquidity.

     .........Options  on Securities  Indices  (Equity Fund only).  The Fund may purchase and sell call and put options on securities indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

     .........A  European  style put or call option may be  exercised  only upon expiration or during a fixed period prior thereto while an American style put or call option may be exercised at any time during the option period. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below regarding exchange listed options uses the OCC as a paradigm, but is also applicable to other financial intermediaries.

     .........The  Fund's  ability to close out its  position as a purchaser  or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

     .........The  hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

 .........OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties.

 .........Unless  the  parties  provide for it,  there is no central  clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund may lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of
each  such   Counterparty  or  any  guarantor  or  credit   enhancement  of  the
Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any other NRSRO.

     .........If the Fund sells (i.e.,  issues) a call option,  the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio, or will increase the Fund's income. The sale of put options can also provide income.

 .........All  calls sold by the Fund must be "covered"  (i.e., the Fund must own the futures contract subject to the calls) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes it during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

     .........General  Characteristics  of Futures (Equity Fund only).  The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated market changes and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

 .........The  Fund's use of  financial  futures and options  thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC and will be entered into only for bona fide hedging, risk management or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the purchaser. If the Fund exercises an option on a futures contract, it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

 .........The  Fund will not enter  into a futures  contract  or  related  option
(except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of that Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

     .........Short  Sales Against the Box (Equity Fund only). The Fund may sell securities "short against the box." While a short sale is the sale of a security that the Fund does not own, it is "against the box" if at all times when the short position is open the Fund owns an equal amount of securities or securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities sold short.

 .........To  secure its  obligations to deliver the securities  sold short,  the
Fund will deposit in escrow in a separate account with the Fund's custodian an amount at least equal to the securities sold short or securities convertible into, or exchangeable for, the securities sold short. The Fund may close out a short position by purchasing and delivering an equal amount of securities sold short, rather than by delivering securities already held by the Fund, because the Fund may want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

         Use of Segregated and Other Special Accounts (Equity Fund only). Many Strategic Transactions, in addition to other requirements, require that the Fund segregate liquid assets with its custodian to the extent the Fund's obligations are not otherwise "covered" through ownership of the underlying security or financial instrument. Liquid assets include equity and debt securities so long as they are readily marketable. The Adviser, subject to oversight by the Board of Trustees, is responsible for determining and monitoring the liquidity of securities in segregated accounts on a daily basis. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated account may consist of notations on the books of the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires the Fund to segregate liquid assets equal to the exercise price.

         OTC options entered into by the Fund and OCC issued and exchange listed options, will generally provide for cash settlement. As a result, when the Fund sells these instruments, the Fund will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. When the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, and the Seller will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

         Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. In the case of portfolio securities which are loaned, collateral values of the loaned securities will be continuously maintained at not less than 100% by "marking to market" daily. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures contract, it could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

         The Fund's activities  involving Strategic  Transactions may be limited
by  the   requirements  of  Subchapter  M  of  the  Internal  Revenue  Code  for
qualification as a regulated investment company (see "TAXATION").


                                                 INVESTMENT RESTRICTIONS

         The following restrictions restate or are in addition to those described under "Investment Restrictions" in the Prospectus. The following Investment Restrictions are fundamental policies of the Funds, which can be changed only when permitted by law and approved by a majority of the Funds' outstanding voting securities. A "majority of the outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented in person or by proxy, or
(ii) more than 50% of the outstanding shares.


         The Equity Fund will invest at least 65% of its total assets in equity securities.


         Each Fund, except as indicated, may not:

         (1) Borrow money or pledge, mortgage or hypothecate its assets, except that a Fund may enter into reverse repurchase agreements or borrow from banks up to 10% (33% with respect to the Equity Fund) of the current value of its net assets for temporary or emergency purposes, and such borrowings may be secured by the pledge the Fund's assets (limited with respect to the Money Market Funds to not more than 15% of the current value of total net assets) (but investments may not be purchased by the Fund while any such borrowings exist);

         (2) Issue senior securities, except insofar as a Fund may be deemed to have issued a senior security in connection with any reverse repurchase agreement or any permitted borrowing;

         (3) Make loans, except loans of portfolio securities and except that a Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in its Prospectus or the SAI;

         (4) Invest in real property (including limited partnership interests, but excluding real estate investment trusts and master limited partnerships), commodities, commodity contracts, or oil, gas and other mineral resource, exploration, development, lease or arbitrage transactions (except with respect to the Equity Fund to the extent permitted with regard to its nonfundamental policy #7 below);

         (5) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act;

         (6) Purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry (except for the Cash Reserve Fund, which will concentrate its investments in obligations issued by the banking industry, both domestic and foreign), provided that this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities;

         (7) Purchase a security if, as a result, (1) more than 5% of its total assets would be invested in any one issuer other than the U.S. Government or its agencies or instrumentalities (except that the Cash Reserve Fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days), or (2) the Fund would own more than 10% of the outstanding voting securities of such issuer (except that with respect to the Equity Fund, this restriction shall apply only with respect to 75% of its total assets); or

         (8) Invest more than 5% of its net assets in warrants which are unattached to securities, nor more than 2% of the value of the Fund's net assets in warrants which are not listed on the New York or American Stock Exchanges.

         The following investment restrictions are nonfundamental policies which may be changed by approval of a majority of the Board of Trustees:

         Each Fund, except as indicated, may not:

         (1) Invest more than 10% (15% with respect to the Equity Fund) of the value of its net assets in investments which are illiquid (including repurchase agreements having maturities of more than seven calendar days, and variable and floating rate demand and master demand notes not requiring receipt of the principal note amount within seven days notice);

         (2) Invest in companies for the purpose of exercising control or management;

         (3) Invest more than 10% of its net assets in shares of other investment companies;

         (4)  Sell  securities   short,   except  to  the  extent  that  a  Fund
contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

         (5) Purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

         (6) Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Trust, the Adviser or the Distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such Issuer; or

         (7) Write, purchase or sell puts, calls or combinations thereof except the Equity Fund may purchase or sell financial futures contracts, options on financial futures contracts and options on securities indices, as permitted by applicable law.

                                                        MANAGEMENT

TRUSTEES AND OFFICERS

         The names, ages and the principal occupations for the past five years of the Trustees and executive officers of the Trust, are listed below. All of the Trustees are deemed to be "non-interested persons" of the Trust for purposes of the 1940 Act.


                                                                                       Principal Occupation
Name and Address, Age                        Position Held with the Trust             (during past 5 years)
---------------------                        ----------------------------             ---------------------

   JOHN J. PILEGGI                           Chairman of                      President and Chief Executive  Officer
ING Mutual Funds Management Co. LLC          the Board of Trustees            of ING  Mutual  Funds  Management  Co.
18 Campus Boulevard, Suite 200                                                LLC  (since  August  1998);  Director,
Newtown Square, PA  19073                                                     Furman Selz LLC (since  1994);  Senior
Age 39                                                                        Managing  Director,  Furman  Selz  LLC
                                                                              (1992-1994).

   DENNIS W. DRAPER                          Trustee                          Associate   Professor  of  Finance  at
University of Southern California                                             University  of  Southern    California
School of Business,                                                           since    1978;    Director   of   Data
Hoffman, 701F                                                                 Analysis,  Inc. (financial  services);
Los Angeles, CA  90089                                                        and  Editorial  Board of Chicago Board
Age 48                                                                        of Trade.

   JOSEPH N. HANKIN                          Trustee                          President,    Westchester    Community
75 Grasslands Road                                                            College since 1971;  Adjunct Professor
Valhalla, NY 10595                                                            of   Columbia    University   Teachers
Age 58                                                                        College since 1976.

   RICHARD WEDEMEYER                         Trustee                          Vice     President,     The    Channel
5 High Ridge Park                                                             Corporation   since  July  1996;  Vice
Stamford, CT  06878                                                           President  of  Performance  Advantage,
Age 62                                                                        Inc.   1992   to   July   1996;   Vice

                                                                              President
                                                                              of
                                                                              Jim
                                                                              Henson
                                                                              Productions
                                                                              from
                                                                              1979
                                                                              to
                                                                              1992;
                                                                              Author
                                                                              of
                                                                              In
                                                                              Transition
                                                                              (Harper
                                                                              Collins);
                                                                              co-founder
                                                                              and
                                                                              co-conductor
                                                                              of
                                                                              Harvard
                                                                              Business
                                                                              School
                                                                              Club
                                                                              of
                                                                              New
                                                                              York
                                                                              Career
                                                                              Seminar;
                                                                              Trustee
                                                                              of
                                                                              Jim
                                                                              Henson
                                                                              Legacy
                                                                              trust.

   JYLANNE DUNNE                             President of the Trust           Vice  President of Client  Services of
First Data Investor Services Group, Inc.                                      First Data  Investor  Services  Group,
4400 Computer Drive                                                           Inc. since 1994.
Westborough, MA  01581
Age 38





                                                                                       Principal Occupation
Name and Address, Age                        Position Held with the Trust             (during past 5 years)
---------------------                        ----------------------------             ---------------------

   DIANA TARNOW                              Treasurer of the Trust           Vice President,  Fund  Administration,
First Data Investor Services Group, Inc.                                      First Data  Investor  Services  Group,
4400 Computer Drive                                                           Inc.  since 1997;  Vice  President  of
Westborough, MA  01581                                                        Financial     Reporting     and    Tax
Age 36                                                                        (1994-1997);  Assistant Vice President
                                                                              of  Financial  Reporting,  The  Boston
                                                                              Company, Inc. (1989-1994).

COLEEN DOWNS DINNEEN, ESQ.                   Secretary of the Trust           Counsel,  Mutual Fund Legal  Division,
First Data Investor Services Group, Inc.                                      First Data  Investor  Services  Group,
One Exchange Place                                                            Inc.  since  1997.   Vice   President,
Boston, MA  02109                                                             Scudder,   Stevens   &   Clark,   Inc.
Age 37                                                                        (1989-1996).



         The following table sets forth certain information regarding the compensation paid to the Trustees for the fiscal year ended September 30, 1998. No officer of the Trust receives compensation from the Funds. No Trustee receives pension or retirement benefits from the Funds.


                                                       AGGREGATE           TOTAL COMPENSATION FROM THE FUND
                                                 COMPENSATION FROM THE                  COMPLEX
                                                         TRUST

          John J. Pileggi, Trustee                       $7,000                         $7,000
          Dennis W. Draper, Trustee                      $8,000                         $8,000
          Joseph N. Hankin, Trustee                      $8,000                         $8,000
          Richard Wedemeyer, Trustee                     $8,000                         $8,000


         Trustees of the Trust receive from the Trust an annual retainer of $1,000 and a fee of $1,000 for each Board of Trustees meeting attended and $ 1,000 for each Board committee meeting of the Trust attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

         Officers and Trustees of the Trust, as a group, own less than 1% of the outstanding shares of the Funds.

INVESTMENT ADVISER

             First American has provided investment advisory services to the Funds since inception pursuant to an advisory agreement with the Trust (the "Advisory Agreement"). Subject to such policies as the Trust's Board of Trustees may determine, First American makes investment decisions for the Funds. The Advisory Agreement provides that, as compensation for its services thereunder, First American is entitled to receive from each Fund a monthly fee at an annual rate based upon average daily net assets of the Fund as set forth in the table of Fund Expenses in the Prospectus. For the fiscal year ended September 30, 1998, First American earned $225,778 from the U. S. Treasury Reserve Fund, $269,075 from the Cash Reserve Fund and for the period June 2, 1998 through September 30, 1998 First American received $49,754 from the Equity Fund, of those amounts $188,149, $207,365 and $49,754 were waived. In addition, First American Capital Management, Inc. reimbursed the Equity Fund $4,172. For the fiscal year ended September 30, 1997, First American received $168,045 from the U.S. Treasury Reserve Fund and $113,162 from the Cash Reserve Fund, of those amounts $146,252 and $100,521 were waived and $72,732 and $74,316 were reimbursed.

             With respect to the Equity Fund, the Adviser utilizes, as part of the investment process, a quantitative model developed by Haugen Custom Financial Systems, a registered investment adviser with offices at 4199 Campus Drive, Suite 350, Irvine, CA 92612. Under the 1940 Act, Haugen Custom Financial Systems may be deemed to be a sub-adviser to the Equity Fund. The Adviser has entered into an agreement with Haugen Custom Financial Systems for the use of its model. The Adviser pays Haugen Custom Financial Systems a monthly fee at the annual rate of .065% of the Equity Fund's average daily net assets on the first $100 million; .125% of the Equity Fund's average daily net assets on the next $100 million and .03% of the Equity Fund's average daily net assets exceeding $200 million. For the period June 2, 1998 through September 30, 1998, Haugen Custom Financial Systems received fees of $6,666.67.

         First American has agreed voluntarily to waive or reimburse all or a portion of the advisory fee and/or to assume voluntarily certain expenses of the Funds to the extent necessary to maintain the total expense ratio of each Fund at no more than as set forth in the table of Fund Expenses in the Prospectus.

         First American is located at 567 San Nicolas Drive, Suite 101, Newport Beach, California 92660 and is a wholly-owned subsidiary of The First American Financial Corporation. First American was organized on December 1, 1995, to provide business management, advisory, administrative and asset management consulting services and is a registered investment adviser.

         The Advisory Agreements for the Funds will continue in effect for a period beyond two years from the date of their execution only as long as such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Funds or by the Board of Trustees and (ii) by a majority of the Trustees who are not parties to such agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Advisory Agreements may be terminated without penalty by vote of the Trustees or the shareholders of the Funds, or by the Adviser, on 60 days written notice by either party to the Contract and will terminate automatically if assigned.

DISTRIBUTION OF FUND SHARES

         The Trust retains First Data Distributors Inc. to serve as principal underwriter for the shares of the Funds pursuant to a Distribution Agreement. The Distribution Agreement provides that the Distributor will use efforts it deems appropriate to solicit orders for the sale of shares and may enter into sales or servicing agreements with securities dealers, financial institutions and other industry professionals as well as sell the Funds' shares to individual investors. The Distributor is not obligated to sell any specific amount of shares.

DISTRIBUTION PLAN

         The Trustees of the Trust have voted to adopt a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 of the 1940 Act for the Investment Class and the Service Class shares of the Money Market Funds and the Retail
Class shares of the Equity Fund after having concluded that there is a reasonable likelihood that the Plan will benefit the Investment Class, Service Class and Retail Class shares of the respective Funds and their shareholders. The Plan provides for a monthly payment by the Investment Class, Service Class and Retail Class shares of the respective Funds to the Distributor in such amounts that the Distributor may request, or for direct payment by the Fund, for certain costs incurred under the Plan, subject to periodic Board approval, provided that each such payment is based on the average daily value of the net assets of the Investment Class, Service Class and the Retail Class shares during the preceding month and is calculated at an annual rate not to exceed 0.25%. The Distributor will use all amounts received under the Plan for payments to broker-dealers or financial institutions (not including banks) for their assistance in distributing shares of the Investment Class, Service Class and the Retail Class and otherwise promoting the sale of Investment Class, Service Class and Retail Class shares, including payments in amounts based on the average daily value of Investment Class, Service Class and Retail Class shares owned by shareholders in respect of which the broker-dealer or financial institution has a distributing relationship. The Distributor may also use all or any portion of such fees to pay Fund expenses such as the printing and distribution of prospectuses sent to prospective investors or the preparation, printing and distribution of sales literature and expenses associated with media advertisements.

             The Plan provides for the Distributor to prepare and submit to the Board of Trustees on a quarterly basis written reports of all amounts expended pursuant to the Plan and the purpose for which such expenditures were made. The Plan provides that it may not be amended to increase materially the costs which the Fund may bear pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Board of Trustees, and by the Trustees who neither are "interested persons" (as defined in the 1940
Act) of the Trust nor have any direct or indirect financial interest in the operation of the Plan or in any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust has been committed to the discretion of the Trustees who are not "interested persons" of the Trust. The Plan has been approved, and is subject to annual approval, by the Board of Trustees and by the Trustees who neither are "interested persons" nor have any direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan. The Board of Trustees and the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Plan voted to approve the Plan at a meeting held on August 28, 1997. The Plan was submitted to the shareholders of the Investment Class, the Service Class and the Retail Class and approved at a special meeting of shareholders held on August 23, 1996 with respect to the Service Class shares and a consent of sole shareholder dated April 20, 1998 with respect to the Investment Class shares and the Retail Class shares. The Plan is terminable with respect to each Class at any time by a vote of a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in the Administration Agreement or by vote of the holders of a majority of the shares of the Funds.

         For the fiscal year ended September 30, 1998, no 12b-1 fees were paid to the Distributor pursuant to the 12b-1 plan.

ADMINISTRATIVE SERVICES

             On September 22, 1997,  First Data Investor  Services  Group,  Inc.
(the "Administrator") replaced BISYS Fund Services ("BISYS") as administrator of the Trust. The Administrator provides management and administrative services necessary for the operation of the Funds, including, among other things: (i) preparation of shareholder reports and communications; (ii) regulatory compliance, such as reports to and filings with the SEC and state securities commissions; and (iii) general supervision of the operation of the Funds. In addition, the Administrator furnishes office space and facilities required for conducting the business of the Funds and pays the compensation of the Funds' officers, employees and Trustees affiliated with the Administrator. For these services, the Administrator receives from each Fund a fee, payable monthly, at the annual rate of 0.15% of each Fund's average daily net assets. The Administrator receives a separate fee for providing fund accounting services pursuant to the Administration Agreement.

         The Administration Agreement is for a three-year term and renewal thereof is subject to approval by a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Administration Agreement. The Administration Agreement may be terminated in the event the Administrator has failed to meet the performance standards set forth therein or pursuant to a breach of performance under the Transfer Agency and Service Agreement.

             For the period October 1, 1996 through September 21, 1997, BISYS earned $81,351 and $54,419 for the U.S. Treasury Reserve Fund and Cash Reserve Fund of which $70,042 and $42,564 were waived. For the period September 22, 1997 through September 30, 1997, the Administrator earned $890 and $721 for the U.S. Treasury Reserve Fund and Cash Reserve Fund. For the fiscal year ended September 30, 1998, the Administrator earned $112,889 and $134,538 for the U.S. Treasury Reserve Fund and Cash Reserve Fund and for the period June 2, 1998 through September 30, 1998, the Administrator earned $7,463 for the Equity Fund, of those amounts $68,757, $52,753 and $4,975 were waived.

SERVICE ORGANIZATIONS

         The Trust also contracts with banks, trust companies, broker-dealers or other financial organizations ("Service Organizations") to provide certain services for the Investment Class, the Service Class and the Retail Class.
Services provided by Service Organizations may include, among other things: providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with shareholders' orders to purchase or redeem shares; verifying and guaranteeing client signatures in connection with redemption orders, transfers among and changes in shareholders' designating accounts; providing periodic statements showing a shareholder's account balance and, to the extent practicable, integrating such information with other client transactions; furnishing periodic and annual statements and confirmations of all purchases and redemptions of shares in a shareholder's account; transmitting proxy statements, annual reports, and updating prospectuses and other communications from the Investment Class, the Service Class or the Retail Class to the respective shareholders; and providing such other services as the Investment Class, the Service Class or the Retail Class or a shareholder reasonably may request, to the extent permitted by applicable statute, rule or regulation. In addition, with respect to the Investment Class and Service Class shares, a Service Organization may provide recordkeeping, sub-accounting, sub-transfer agency, communicating with and education of shareholders, fiduciary services (excluding investment management) and asset allocation services. Neither the Administrator nor the Distributor will be a Service Organization or receive additional fees for administration or servicing.

         Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the minimum initial or subsequent investments specified by the Funds or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Funds. Each
Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

         The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting, selling or distributing securities. There currently is no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

         If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Trust and alternative means for continuing the servicing of such shareholders would be sought. In that event, changes in the operation of the Trust might occur and a shareholder serviced by such a bank might no longer be able to avail itself of any services then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


                                             DETERMINATION OF NET ASSET VALUE

Money Market Funds

         The Money Market Funds will use the amortized cost method to determine the value of their portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price which the Funds would receive if the security were sold. During these periods, the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund which utilizes a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in lower value of a Fund's portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

         Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, each Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities of 397 days or less and invest only in U.S. dollar denominated eligible securities determined by the Trust's Board of Trustees to be of minimal credit risks and which: (1) have received one of the two highest short-term ratings by at least two NRSROs, such as "A-l" by S&P and "P-1" by Moody's; (2) are single rated and have received the highest short-term rating by a NRSRO; or
(3) are unrated, but are determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board.

         In addition, a Fund will not invest more than 5% of its total assets in the securities (including the securities collateralizing a repurchase agreement) of a single issuer, except that a Fund may invest in U.S. Government securities or repurchase agreements that are collateralized by U.S. Government securities without any such limitation and except that the Cash Reserve Fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days pursuant to the safe harbor available in Rule 2a-7. Furthermore, the limitation does not apply with respect to conditional and unconditional puts issued by a single issuer, provided that no more than 10% of a Fund's total assets are invested in securities issued or guaranteed by the issuer of the put. Investments in rated securities not rated in the highest category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization), and unrated securities not determined by the Board of Trustees to be comparable to those rated in the highest rating category, will be limited to 5% of a Fund's total assets, with investment in any one such issuer being limited to no more than the greater of 1% of a Fund's total assets or $ 1,000,000.

         Pursuant to Rule 2a-7, the Board of Trustees is also required to establish procedures designed to stabilize, to the extent reasonably possible, the price per share of the Funds, as computed for the purpose of sales and redemptions, at $ 1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the net asset value of the Funds calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board of Trustees will take such corrective action as it regards as necessary and appropriate, which may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

Equity Fund

         In valuing the Equity Fund's assets, a security listed on an exchange or through any system providing for daily publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) will be valued at its last sale price prior to the close of regular trading. Lacking any sales, the security will be valued at the mean between the last asked price and the last bid price prior to the close of regular trading.

         Securities for which daily publication of actual prices is not available and for which bid and asked quotations are readily available will be valued at the mean between the current bid and asked prices for such securities in the over-the-counter market. Other securities will be valued at their fair value as determined in good faith by or under the direction of the Trustees. Open futures contracts are valued at the most recent settlement price, unless such price does not reflect the fair value of the contract, in which case such positions will be valued by or under the direction of the Trustees.

         The value of a security which is not readily marketable and which accordingly is valued by or under the direction of the Trustees is valued periodically on the basis of all relevant factors which may include the cost of such security to the Fund, the market price of unrestricted securities of the same class at the time of purchase and subsequent changes in such market price, potential expiration or release of the restrictions affecting such security, the existence of any registration rights, the fact that the Fund may have to bear part or all of the expense of registering such security, any potential sale of such security by or to another investor as well as traditional methods of private security analysis.

         Following the calculation of security values in terms of the currency in which the market quotation used is expressed ("local currency"), the valuing agent will calculate these values in terms of United States dollars on the basis of the conversion of the local currencies (if other than U.S.) into U.S. dollars at the rates of exchange prevailing at the value time as determined by the valuing agent.

         Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the Exchange is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Equity Fund's net asset value is not calculated. The Equity Fund generally calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the regular close of the Exchange on each day on which the Exchange is open. Such calculation does not take place contemporaneously with the determination of the prices of some of the portfolio securities used in such calculation. If events materially affecting the value of such securities occur between the time when their price is determined and the time when the Equity Fund's net asset value is calculated, such securities will be valued at fair value as determined in good faith by or under the direction of the Board of Trustees.


                                                  PORTFOLIO TRANSACTIONS

              Investment decisions for the Funds and for the other investment advisory clients of the Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

         The Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Funds' Boards of Trustees, the Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Funds to obtain the best results taking into account the broker-dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities. While the Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. The reasonableness of such spreads or brokerage commissions will be evaluated by comparing spreads or commissions among brokers or dealers in consideration of the factors listed immediately above and research services described below.

Money Market Funds

              Purchases and sales of securities will usually be principal transactions. Portfolio securities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing portfolio securities transactions for the Funds primarily consists of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust or First American are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. The policy of each Money Market Fund of investing in securities with short maturities may result in high portfolio turnover. For the fiscal year ended September 30, 1998, the Money Market Funds did not pay any brokerage commissions.

         First American may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to First American. By allocating transactions in this manner, First American is able to supplement its research and analysis with the views and information of securities firms.

Equity Fund

         First American conducts all of the trading operations for the Equity Fund. First American places portfolio transactions with or through issuers, underwriters and other brokers and dealers. Through its broker-dealer affiliate, Pacific American Securities LLC, the Adviser reserves the right to receive a ticket charge from the Fund for such service although it currently does not engage in this practice.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for the Equity Fund's portfolio is to obtain the most favorable net results, taking into account such factors as price, commission, where applicable, (which is negotiable in the case of U.S. national securities exchange transactions but which is generally fixed in the case of foreign exchange transactions), size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

              The Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms. These items, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser in advising various of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fee paid by the Funds is not reduced because the Sub-Adviser and its affiliates receive such services.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "Act"), the Sub-Adviser may cause the Funds to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to the Sub-Adviser an amount of disclosed commission for effecting a securities transaction for the Funds in excess of the commission which another broker-dealer would have charged for effecting that transaction.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Sub-Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds. For the period June 2, 1998 through September 30, 1998, the Equity Fund paid $19,840 for brokerage commissions.

         Annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. The Equity Fund's portfolio turnover rate for the period ended September 30, 1998 was 47%.



                                                         TAXATION

         Each Money Market Fund has qualified and elected to be treated for its most recent fiscal year and the Equity Fund intends to so qualify and elect and each Fund intends to continue to qualify and elect to be treated, as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, an electing Fund must: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, except that such other securities of any one issuer must be limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer), and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of two or more issuers which the taxpayer controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

         The Funds generally will not be subject to Federal income tax on their investment company taxable income and net capital gains which are distributed to shareholders provided that they distribute to their shareholders at least 90% of their net investment income and tax-exempt income earned in each year. If the Funds do not meet all of these Code requirements, they will be taxed as ordinary corporations and their distributions will be taxed to shareholders as ordinary income.

         Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary income and capital gains net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years. A distribution, including an "exempt-interest dividend," will be treated as paid on December 31 of a calendar year if it is declared by a Fund during October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

              Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. Distributions of net long-term capital gains, if any, designated by the Funds as long-term capital gain dividends are taxable to shareholders as long-term capital gain, regardless of the length of time the Funds' shares have been held by a shareholder. All distributions are taxable to the shareholder in the same manner, whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions.

         Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss will be long-term or short-term, generally depending upon whether the shareholder's holding period for the shares is more than one year. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. A loss realized on the redemption, sale or exchange of Fund shares will be disallowed to the extent an exempt-interest dividend was received with respect to those shares if the shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period beginning 30 days before and ending 30 days after the disposal of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

         The Funds are required to report to the Internal Revenue Service ("IRS") all distributions except in the case of certain exempt shareholders. All such distributions generally are subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of nonexempt shareholders if
(1) the shareholder fails to furnish the Funds with and to certify the shareholder's correct taxpayer identification number or social security number,
(2) the IRS notifies the Funds or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amount withheld may be credited against the shareholder's U.S. Federal income tax liability. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.

         The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Distributions by the Funds also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from the Federal income tax treatment. Distributions of a Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their tax advisers with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Funds, including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

                                                    OTHER INFORMATION

CAPITALIZATION

         The Trust is a Delaware business trust established under a Declaration of Trust dated June 5, 1996 and currently consists of three separately managed portfolios. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional Funds (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional Funds will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

         Each of the Money Market Funds offers three classes of shares - the Investment, the Institutional and the Service classes of shares. The Investment Class shares are available through authorized financial services companies which provide to investors various administrative services including shareholder servicing, sub-accounting and sub-transfer agency services. The Service Class shares are available to customers who require shareholder servicing. The Institutional Class shares are subject to a minimum investment of $50,000 and do not impose any administrative, servicing or Rule 12b-1 fees. The Investment Class shares are subject to administrative fees and the Investment Class shares and the Service Class shares are subject to Rule 12b-1 fees and shareholder service fees.

         The Equity Fund offers two classes of shares -- the Institutional Class and the Retail Class. The Retail Class shares are available to customers through authorized banks, trust companies, broker-dealers or other financial organizations at a sales charge of 4.5% (4.71% of the amount invested). The Institutional Class shares are subject to a minimum investment of $50,000 and are available to investors without a sales charge. The Retail Class shares and the Institutional Class shares are identical in all other respects, except that the Institutional Class shares do not impose any shareholder servicing or Rule 12b-1 fees.

         Expenses incurred in connection with each Fund's organization and the public offering of its shares have been deferred and are being amortized on a straight-line basis over a period of not more than five years.

             As of November 20, 1998, the following shareholders owned 5% or more of the Funds:

          U.S. Treasury Reserve Fund -            TrustMark National Bank                             57.36%
          Service Class                           Trust Dept., Room 1030
                                                  P.O. Box 291
                                                  Jackson, MS  39205

                                                  TrustMark National Bank                             39.72%
                                                  248 E. Capitol Street, Room 1030
                                                  Jackson, MS  39205

          U.S. Treasury Reserve Fund              First American Trust Company                        92.8%
          -Institutional Class                    421 North Main Street
                                                  Santa Ana, CA  92701

          U.S. Treasury Reserve Fund              First Data Distributors Inc.                          100%
          -Investment Class                       4400 Computer Drive
                                                  Westborough, MA  01581


          Cash Reserve Fund -                     First American Title Insurance Company                72%
          Service Class                           114 E. 5th Street
                                                  Santa Ana, CA  92701

                                                  Maxine S. Haun                                       16.25%
                                                  1630 S. Pomona Avenue, C26
                                                  Fullerton, CA  92832

                                                  Furman Selz Mutual Funds                              11%
                                                  3435 Stelzer Road
                                                  Columbus, OH  43219

          Cash Reserve Fund -                     First American Trust Company                         99.1%
          Institutional Class                     421 North Main Street
                                                  Santa Ana, CA  92701

          Cash Reserve Fund -                     First Data Distributors Inc.                          100%
          Investment Class                        4400 Computer Drive
                                                  Westborough, MA  01581

          Equity Fund - Retail Class              Michael Cardullo                                     57.32%
                                                  402 Madison Avenue
                                                  Cresskill, NJ  07626

                                                  Josephine Castellani                                  18%
                                                  2070 Arbor Circle
                                                  Brea, CA  92821

                                                  Semper Trust                                         9.23%
                                                  5315 Brockwood Street
                                                  Long Beach, CA  90808

                                                  Deborah A. Castellani                                 7.2%
                                                  2070 Arbor Circle
                                                  Brea, CA  92821

          Equity Fund - Institutional Class       First American Trust Company                         99.67%
                                                  421 North Main Street
                                                  Santa Ana, CA  92701


VOTING RIGHTS

         Under the Declaration of Trust, the Trust is not required to hold annual meetings of each Fund's shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholder meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. To the extent required by applicable law, the Trustees shall assist shareholders who seek to remove any person serving as Trustee.

         The Trust's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

          Investors Fiduciary Trust Company acts as custodian of the Trust's assets. First Data Investor Services Group, Inc. acts as transfer agent and dividend disbursing agent for the Funds.

EXPERTS

              PricewaterhouseCoopers LLP has been selected as the independent accountants for the Trust. PricewaterhouseCoopers LLP provides audit and tax services and assistance in connection with certain SEC filings.
PricewaterhouseCoopers LLP is located at 160 Federal Street, Boston, MA 02110.


COUNSEL TO THE TRUST

         Paul, Weiss, Rifkind, Wharton & Garrison serves as counsel to the Trust and from time to time provides advice to the Adviser.

PERFORMANCE INFORMATION

         From time to time each Fund may calculate its performance for inclusion in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures are calculated by the Funds as described below.

Yield

         The Money Market Funds may, from time to time, include their yield and effective yield in advertisements or reports to shareholders or prospective investors.

         Current yield for the Money Market Funds will be based on the change in the value of a hypothetical investment (exclusive of capital changes such as gains or losses from the sale of securities and unrealized appreciation and depreciation) over a particular seven-day period, less a pro-rata share of each such Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Money Market Funds assumes that all dividends received during the base period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

 Effective Yield = [(Base Period Return + 1)365/7]-1.

         Quotations of yield will reflect only the performance of a hypothetical investment in the Money Market Funds during the particular time period shown. Yield for the Money Market Funds will vary based on changes in market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

             For the period ended October 28, 1998, the seven-day yield for U.S. Treasury Reserve Fund Institutional Class and Service Class were 4.41% and 4.16%, respectively. For the same seven-day period, the effective yield for the Institutional Class and Service Class were 4.51% and 4.25%, respectively. For the period ended October 28, 1998, the Investment Class had no investment activity.

         For the period ended October 28, 1998, the seven-day yield for the Cash Reserve Fund Institutional Class and Service Class were 4.98% and 4.72%, respectively. For the same seven-day period, the effective yield for the Institutional Class and Service Class were 5.10% and 4.83%, respectively. For the period ended October 28, 1998, the Investment Class had no investment activity.

         In connection with communicating its yields to current or prospective shareholders, the Money Market Funds also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indices, which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Average Annual Total Return

         Average Annual Total Return is the average annual compound rate of return for the periods of one year and the life of the Equity Fund, each ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Equity Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in the Equity Fund's shares. Average annual total return is calculated by computing the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                                                    T = (ERV/P)1/n - 1

         Where:

         P         =       a hypothetical initial investment of $1,000

         T         =       average annual total return

         n         =       number of years

         ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

Cumulative Total Return

         Cumulative Total Return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Equity Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in the Equity Fund's shares. Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                                     C = (ERV/P) - 1

         Where:

         C         =       cumulative total return

         P         =       a hypothetical initial investment of $1,000

         ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

Total Return

             Total Return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return. The total return for the year ended September 30, 1998 for the U.S. Treasury Reserve Fund Institutional Class and Service Class was 4.97% and 4.88%, respectively. The total return for the year ended September 30, 1998 for the Cash Reserve Fund Institutional Class and Service Class was 5.29% and 5.19%, respectively. The annualized total return for the year ended September 30, 1998 for the Equity Fund Institutional Class and Retail Class was (5.30) and (5.40), respectively.


Capital Change

         Capital Change measures the return from invested capital including reinvested capital gains distributions. Capital change does not include the reinvestment of income dividends.

         Quotations of the Equity Fund's performance are historical, show the performance of a hypothetical investment, and are not intended to indicate future performance. An investor's shares when redeemed may be worth more or less than their original cost. Performance of the Equity Fund will vary based on changes in market conditions and the level of the Equity Fund's expenses.

Comparison of Portfolio Performance

         Comparison of the quoted non-standardized performance of various investments is valid only if performance is calculated in the same manner or the differences are understood. Investors should consider the methods used to calculate performance when comparing the performance of a Fund with the performance of other investment companies or other types of investments.

         In connection with communicating performance to current or prospective shareholders, the Funds also may compare these figures (a) to unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for operational, administrative and management costs or (b) to the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment of dividends but this Index generally does not reflect deductions for administrative and management costs and expenses.

         From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.

         Since the assets in funds are always changing, a Fund may be ranked within one asset-size class at one time and in another asset-size class at some other time. In addition, the independent organization chosen to rank a Fund in fund literature may change from time to time depending upon the basis of the independent organization's categorizations of mutual funds, changes in a Fund's investment policies and investments, the Fund's asset size and other factors deemed relevant. Footnotes in advertisements and other marketing literature will include the organization issuing the ranking, time period and asset-size class, as applicable, for the ranking in question.

         Evaluations of a Fund's performance made by independent sources may also be used in advertisements concerning that Fund, including reprints of, or selections from, editorials or articles about the Fund.

         Investors who purchase and redeem shares of the Funds through a customer account maintained at a Service Organization may be charged one or more of the following types of fees as agreed upon by the Service Organization and the investor, with respect to the customer services provided by the Service
Organization: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on those assets). Such fees will have the effect of reducing the yield or average annual total return of the Funds for those investors. Investors who maintain accounts with the Trust as transfer agent will not pay these fees.

                                                   FINANCIAL STATEMENTS

             The financial statements for the Trust including the notes thereto, dated September 30, 1998 have been audited by PricewaterhouseCoopers LLP and are incorporated by reference in their entirety into this Statement of Additional Information from the Annual Report of the Trust dated September 30, 1998.

                                                        APPENDIX A

         The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds.

Ratings of Municipal and Corporate Bonds

S&P:

         Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

         Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned and actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating C1 is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's:

         Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

         Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                                                PART C. OTHER INFORMATION

Item 24.      Financial Statements and Exhibits

         (a)      Financial Statements:

                  Included in Part A:

                           Financial Highlights

                  Included in Part B:


                           The Registrant's Annual Report for the fiscal year ended September 30, 1998 and the Report of Independent Auditors dated October 30, 1998, are incorporated by reference to the Definitive 30b-2 filed (EDGAR Form N-30D) on November 25, 1998 as Accession #0000927405-97-000345.


         (b) Exhibits (the number of each exhibit relates to the exhibit designation in Form N-1A):

                Exhibit
                Number              Description

                  (1)                       Trust Instrument1

                  (2)                       ByLaws of Registrant1

                  (3)                       None

                  (4)                       None

     (5)(a) Form of Master Investment Advisory Agreement and Supplements between Registrant (on behalf of U.S. Treasury Reserve Fund and Cash Reserve Fund) and Adviser2

         (5)(b) Investment Advisory Contract Supplement with respect to the Equity Fund is filed herein.

         (5)(c) Consultant Agreement with respect to the Equity Fund is filed herein.

     (6)(a)(i)   Distribution   Agreement  between  Registrant  and  First  Data
Distributors, Inc.4

         (6)(a)(ii) Amendment to Distribution Agreement between Registrant and First Data Distributors, Inc. is filed herein.

         (6)(a)(iii) Amendment to Distribution Agreement between Registrant and First Data Distributors, Inc. is filed herein.

                  (7)                       None

     (8) Form of Custodian Contract between Registrant and Custodian2

     (9)(a)(i) Transfer Agency and Service Agreement between Registrant and First Data Investor Services Group, Inc.4


     (9)(a)(ii) Amendment to Transfer Agency and Registrar Agreement between Registrant and First Data Investor Services Group, Inc. is filed herein.

     (9)(b)(i) Administration Agreement between Registrant and First Data Investor Services Group, Inc.4


     (9)(b)(ii) Amendment to Administration Agreement between Registrant and First Data Investor Services Group, Inc. is filed herein.

     (10) Consent of Baker & McKenzie, initial counsel to Registrant3

     (11)(a) Consent of Independent Accountants is filed herein.

         (11)(b) Powers of Attorney are filed herein.

                  (12)                      None

                  (13)                      Subscription Agreement2

                  (14)                      None

     (15)(a) Form of Rule 12b-1 Distribution Plan and Agreement between Registrant and Distributor2

     (15)(b) Rule 12b-1 Distribution Plan and Agreement between Registrant and First Data Distributors, Inc.4

     (15)(c) Form of Rule 12b-1 Distribution Plan and Agreement Supplement is filed herein.

     (16) Schedule of Computation of Performance Calculation3

     (17) Financial Data Schedules are filed herein.

         (18) Rule 18f-3 Plan, as amended is filed herein.

     1. Previously filed with the initial registration statement on June 26, 1996 and incorporated by reference herein.

     2. Previously filed with Pre-Effective Amendment No. l on September 12, 1996 and incorporated by reference herein.

     3. Previously filed with Post-Effective Amendment No. 1 on April 30, 1997 and incorporated by reference herein.

     4. Previously filed with Post-Effective Amendment No. 2 on December 15, 1997 and incorporated by reference herein.

Item 25. Persons Controlled by or Under Common Control with Registrant

                  None

Item 26. Number of Holders of Securities at November 20, 1998

                                                               Service         Institutional         Investment
                                                                Class              Class               Class

                    U.S. Treasury Reserve Fund                    6                  7                   1

                    Cash Reserve Fund                             8                  3                   1

                                                                    Retail                    Institutional
                                                                     Class                        Class

                    Equity Fund                                        8                            3



Item 27. Indemnification

         As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the "1940 Act") and pursuant to Article X of the Registrant's Trust Instrument, Section 4 of the Master Investment Advisory Agreement between Registrant and the Adviser, Section 9 of the Master Investment Advisory Agreement between Registrant and the Adviser and Section 3 of the Distribution
Agreement between Registrant and First Data Distributors, Inc. ("FDDI"), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         The Registrant will purchase an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

         Section 4 of the Master Investment Advisory Agreement between Registrant and the Adviser Section 9 of the Master Investment Advisory Agreement between Registrant and the Adviser and Section 3 of the Distribution Agreement between Registrant and FDDI, limit the liability of the Adviser and FDDI to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

         The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust, By-laws, Master Investment Advisory Agreement and Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 28. Business and Other Connections of the Investment Adviser

First American Capital Management, Inc. ("First American"), is a subsidiary of The First American Financial Corporation, which is headquartered in Santa Ana, California, and is a provider of real estate related financial and information services to real property buyers and mortgage lenders and trust services through its subsidiary First American Trust Company.

The executive officers of First American and such executive officers' positions during the past two fiscal years are as follows:

Name                                Position and Offices

     William C. Conrad Director, President - Chief Executive Officer of the Adviser since December 1995; Chief Investment Officer of First American Trust Company, 2161 San Joaquin Hills Road, Newport Beach, California, from August 1994 to December 1997; Chairman, First Interstate Securities, San Diego California, from January 1994 to July 1994; President, Chief Executive Officer of San Diego Capital Management, Inc., San Diego, California, from January 1990 to January 1994.

   Mark R Arnesen Director, Secretary & Corporate Counsel of the Adviser since December 1995; vice-president, Secretary & Corporate Counsel of The First American Financial Corporation, 114 East Fifth Street, Santa Ana, California, since April 1992; Vice President, Secretary & Corporate Counsel of First American Title Insurance Company, 114 East Fifth Street, Santa Ana, California, since April 1992.

Thomas A. Klemens Director, Chief Financial Officer of the Adviser since December 1995, Executive Vice President & Chief Financial Officer of The First American Financial Corporation, 114 East Fifth Street, Santa Ana, California, since February 1996; Vice President, Chief Financial Officer of said Company from 1993 to 1996; Vice President & Chief Financial Officer of First American Title Insurance Company since September 1993.

        Deborah A. Castellani Chief Operating Officer of the Adviser since December 1995; Vice President of First American Trust Company, 2161 San Joaquin Hills Road, Newport Beach, California, from April 1989 to December 1997.

        Randall L. Zaharia Senior Portfolio Manager of the Adviser since December 1995; Vice President of First American Trust Company, 2161 San Joaquin Hills Road, Newport Beach, California, from March 1995 to December 1997. Investment Analyst, Los Angeles County M.T.A., Los Angeles, California, from November 1988 to March 1995.

   Steven Neal Huntsinger Senior Portfolio Manager of the Adviser since December 1995; Vice President of First American Trust Company, 2161 San Joaquin Hills Road, Newport Beach, California, from September 1995 to December 1997; Portfolio Manager, Analytical Investment Management, 2222 Martin St., Suite 230, Irvine, California, from November 1983 to July 1995.

     Daniel Ast Senior Portfolio Manager of the Adviser since November 1996; Senior Portfolio Manager of Wells Fargo Bank, 707 Wilshire Boulevard, Los Angeles; California, from April 1996 to May 1996; Senior Portfolio Manager of First Interstate Capital Management, Inc., 707 Wilshire Boulevard, Los Angeles, California, from July 1995 to April 1996; Senior Investment Analyst of Auto Club of Southern California, 2601 S. Figueroa Street, Los Angeles, California, from August 1989 to July 1995.

     John A. Flom Senior Portfolio Manager of the Adviser since May 1997; Senior Portfolio Manager of Analytic - TSA Global Asset Management, 700 S. Flower, Suite 240, Los Angeles, California, from September 1987 to December 1996.

   Minnie L. Giles Portfolio Manager of the Adviser since August 1998; Portfolio Administrator of the Adviser from April 1996 to August 1998; Investment Officer of First Interstate Bank of California, 4365 Executive Drive, Suite 1800, San Diego, California, from May 1987 to April 1996.

Steven D. Hollenbeck Senior Securities Trader of the Adviser since October 1997; Senior Trader of Fixed Income Securities Inc., 7220 Trade Street, #315, San Diego, California, from January 1996 to October 1997; Trading Manager of First Interstate Securities Inc., San Diego, California, 92121 from April 1994 to August 1995.

   Jerald                           P.  Lewis   Director,   President   -  Chief
                                    Executive  Officer  of  the  First  American
                                    Trust Company,  421 North Main Street, Santa
                                    Ana,  California  since March  1994;  Senior
                                    Vice  President of San Diego Trust & Savings
                                    Company,    540    Broadway,    San   Diego,
                                    California,  from  November  1959  to  March
                                    1994.

Item 29. Principal Underwriters

    (a) In addition to First Choice Funds Trust, First Data Distributors, Inc. (the "Distributor") currently acts as distributor for BT Insurance Funds Trust, The Galaxy Fund, The Galaxy VIP Fund, Galaxy Fund II, Panorama Trust, CT&T Funds, Wilshire Target Funds, Inc., Potomac Funds, Undiscovered Managers Funds, LKCM Funds, Rembrandt Funds, IBJ Funds Trust, ICM Series Trust, Forward Funds, Inc., Light Index Funds, Inc., WorldWide Index Funds, Weiss, Peck & Greer Funds Trust, Weiss, Peck & Greer International Fund, WPG Growth Fund, WPG Growth and Income Fund, WPG Tudor Fund, RWB/WPG U.S. Large Stock Fund and Tomorrow Funds Retirement Trust. The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is a wholly-owned subsidiary of First Data Corporation and is located at 4400 Computer Drive, Westborough, MA 01581.


         (b) The information required by this Item 29 (b) with respect to each director, officer, or partner of First Data Distributors, Inc. is incorporated by reference to Schedule A of Form BD filed by First Data Distributors, Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (File No. 8-45467).

         (c)      Not Applicable.

Item 30. Location of Accounts and Records

     All accounts books and other documents required to be maintained by Registrant by Section 31(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of:

         (1)      First American Capital Management, Inc.
                  567 San Nicolas Drive
                  Suite 101
                  Newport Beach, California 92660

         (2)      First Data Distributors, Inc.
                  4400 Computer Drive
                  Westborough, MA 01581

         (3)      Investors Fiduciary Trust Company
                  801 Pennsylvania Avenue
                  Kansas City, Missouri 64105-1716

         (4)      First Data Investor Services Group, Inc.
                  One Exchange Place
                  Boston, MA 02109

Item 31. Management Services

                  Not Applicable.

Item 32. Undertakings

         (a)      Not Applicable.

            (b)   Not Applicable.

         (c) The Registrant will furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

         (d) Registrant hereby undertakes to call a meeting of its shareholders for the purpose of voting upon the question of removal of a trustee or trustees of Registrant when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant undertakes further, in connection with the meeting, to comply with the provisions of Section 16(c) of the 1940 Act, as amended, relating to communications with the shareholders of certain common-law trusts.

                                                        SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 5 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 5 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on this 27th day of November, 1998.

                                            FIRST CHOICE FUNDS TRUST

                                            By:               *
                                            Jylanne Dunne, President

* By:
                  /s/ Coleen Downs Dinneen
                  Coleen Downs Dinneen
                  as Attorney-in-Fact

               Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                                  Title               Date

*                                                          President           November 27, 1998
--------------------------------------------
Jylanne Dunne


*                                                          Treasurer              November 27, 1998
Diana Tarnow

*                                                          Trustee                November 27, 1998
John J. Pileggi

*                                                          Trustee                November 27, 1998
Dennis W. Draper

*                                                          Trustee                November 27, 1998
Joseph N. Hankin
                                                           Trustee                November 27, 1998
*
Richard Wedemeyer

* By:
                  /s/ Coleen Downs Dinneen
                  Coleen Downs Dinneen
                  as Attorney-in-Fact

   The Powers of Attorney are filed herein.

                                                    INDEX TO EXHIBITS

Exhibit
Number                                               Exhibit

     (5)(b) Investment Advisory Contract Supplement with respect to the Equity Fund

     (5)(c) Consultant Agreement with respect to the Equity Fund

     (6)(a)(ii) Amendment to Distribution Agreement between Registrant and First Data Distributors, Inc.

     (6)(a)(iii) Amendment to Distribution Agreement between Registrant and First Data Distributors, Inc.

     (9)(a)(ii) Amendment to Transfer Agency and Registrar Agreement between Registrant and First Data Investor Services Group, Inc.

     (9)(b)(ii) Amendment to Administration Agreement between Registrant and First Data Investor Services Group, Inc.

     (11)(a) Consent of Independent Accountants

(11)(b)                                              Powers of Attorney

     (15)(c) Form of Rule 12b-1 Distribution Plan and Agreement Supplement

(17)                                                 Financial Data Schedules

(18)                                                 Rule 18f-3 Plan, as amended